Evergreen
Growth and Income Funds



Evergreen Utility Fund

Evergreen Fund for Total Return

Evergreen Income and Growth Fund

Evergreen Blue Chip Fund

Evergreen Value Fund

Evergreen Growth and Income Fund

Evergreen Small Cap Equity Income Fund

Class A
Class B                               [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]
Class C

Prospectus, December 1, 1998

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.
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                                TABLE OF CONTENTS
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FUND SUMMARIES:

Evergreen Utility Fund ........................................................2

Evergreen Fund for Total Return ...............................................4

Evergreen Income and Growth Fund ..............................................6

Evergreen Blue Chip Fund ......................................................8

Evergreen Value Fund .........................................................10

Evergreen Growth and Income Fund .............................................12

Evergreen Small Cap Equity Income Fund .......................................14


GENERAL INFORMATION:

The Funds' Investment Advisors ...............................................16

The Funds' Portfolio Managers ................................................16

Calculating The Share Price ..................................................17

How to Choose an Evergreen Fund ..............................................17

How to Choose the Share Class that Best Suits You ............................18

How to Buy Shares ............................................................20

How to Redeem Shares .........................................................21

Other Services ...............................................................22

The Tax Consequences of Investing in the Funds ...............................22

Sales Compensation and Expenses ..............................................23

Financial Highlights .........................................................24

Other Fund Practices .........................................................32


In general, Funds included in this prospectus seek to provide investors with a combination of capital growth and current income. The proportion of growth versus income varies by Fund. These Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.


Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?


[GRAPHIC APPEARS HERE] RISK FACTORS

What are the specific risks for an investor in the Fund?


[GRAPHIC APPEARS HERE] PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?


[GRAPHIC APPEARS HERE] EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?
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                                    OVERVIEW
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Growth and Income Funds


typically rely on one or a combination of the following strategies:

    . investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income;

    . investing a portion of the Fund in bonds and convertible securities to lower overall risk and provide regular income;

    . investing in companies whose stock price is lower than the Fund's managers believe the true, "fundamental" price should be; and

    . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuing company's investment fundamentals begin to deteriorate, or when the investment no longer appears to meet the Fund's investment objective.

may be appropriate for investors who:

    .   can tolerate a moderate decline in the value of their investment;
        and/or

    . want a combination of growth potential and regular dividend income potential.

Following this overview, you will find information on each Growth and Income Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that mutual fund shares are:

    .   not guaranteed to achieve their investment goal

    . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

    . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Growth and Income Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in did not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and dividend paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its debt investment may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


                                                   GROWTH AND INCOME FUNDS    1
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                                   EVERGREEN
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                                 Utility Fund



FUND FACTS:

Goal:
 . High Current Income
 . Moderate Capital Growth

Principal Investments:
 . Stocks and Bonds of
  Utility Companies

Classes of Shares
Offered in This
Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Capital Management Group

Portfolio Managers:
 . Paul A. DiLella
 . Doris Kelley-Watkins

NASDAQ Symbols:
EVUAX (Class A)
EVUBX (Class B)

Dividend Payment
Schedule:
Monthly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks high current income and moderate capital growth.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in stocks and investment grade bonds of utility companies (gas, electric, telecommunications). The Fund may also invest up to 35% of its assets in common stocks of non-utility companies, and up to 25% in foreign securities. The Fund's managers consider a number of factors when selecting utility company stocks: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk

 . Interest Rate Risk

 . Credit Risk

 . Foreign Investment Risk

In addition, the value of your investment in the Fund could be negatively affected by adverse developments in the utility industry. These could include decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. Such developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Finally, utility companies typically borrow heavily to support continuing operations. Increases in interest rates could increase utility companies' borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value and total return of your Fund shares.


2    GROWTH AND INCOME FUNDS
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                                   EVERGREEN
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[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/4/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                           [BAR GRAPH APPEARS HERE]

          1988  1989  1990  1991  1992  1993  1994*  1995  1996  1997

40%
                                                     30.70
30%
                                                                 29.35
20%

10%
                                                           4.40
  0       ----------------------------------------------------------------
                                             -5.60
-10%

Best Quarter:       4th Quarter 1997          +13.00%
Worst Quarter:      3rd Quarter 1996           -4.37%

*Since inception on 1/4/94 to 12/31/94.

Year to date total return through 9/30/98 is 2.22%.

The next table lists the Fund's average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the S&P Utilities Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P Utilities Index tracks the performance of utility stocks within the larger S&P 500 Index, which are investments similar to the Fund's. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

            Inception                                Since
              Date      1 year   5 year   10 year  Inception

  Class A    1/4/94     23.21%     N/A      N/A      12.26%

  Class B    1/4/94     23.35%     N/A      N/A      12.31%

  Class C    9/2/94     27.36%     N/A      N/A      16.98%

  S&P 500               19.29%   22.91%   18.48%     22.45%*

  S&P Utilities Index   20.99%   10.82%   13.75%     13.80%*

*From 1/31/94 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses     Class A     Class B     Class C

  Maximum sales charge imposed on       4.75%        None        None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None         5.00%       1.00%
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other       Total Fund
             Fees      Fees    Expenses  Operating Expenses*

  Class A    0.50%     0.25%     0.38%         1.13%

  Class B    0.50%     1.00%     0.38%         1.88%

  Class C    0.50%     1.00%     0.38%         1.88%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                    Assuming Redemption at           Assuming
                        End of Period              No Redemption

                   Class A  Class B  Class C     Class B  Class C

  After 1 year       $585     $691     $291         $191    $191

  After 3 years      $817     $891     $591         $591    $591

  After 5 years    $1,068   $1,216   $1,016       $1,016  $1,016

  After 10 years   $1,784   $1,914   $2,201       $1,914  $2,201


                                                   GROWTH AND INCOME FUNDS    3
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                                    EVERGREEN
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                             Fund for Total Return



FUND FACTS:

Goal:
 . Total Return

Principal Investments:
 . Large-Cap Common Stocks
 Other Common Stocks
 . Preferred Stocks and Convertible Securities
 . Bonds
 . Foreign Securities

Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Harlan Sonderling

NASDAQ Symbols:
EKTAX (Class A)
EKTBX (Class B)
EKTCX (Class C)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks total return from a combination of capital growth and income.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks of large, established companies (above $5 billion in market capitalization) with a history of paying dividends. The Fund may also invest in low- or non-dividend paying common stocks, preferred stocks and convertible securities, up to 35% of its assets in bonds (including lower credit quality bonds, also known as junk bonds), and up to 50% of its assets in foreign securities. Investment decisions are made using a combination of investment analysis and techniques designed to construct a portfolio that offers a high income stream and low price fluctuation.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.


4    GROWTH AND INCOME FUNDS
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                                   EVERGREEN
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[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class A shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                           [BAR GRAPH APPEARS HERE]

        1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

40%


30%
                                                  29.51
              26.74       25.19                         26.99
                                                              24.07
20%
        12.10                         12.82

10%
                                4.72

  0    -----------------------------------------------------------------
                   -2.31
                                           -3.98
-10%

Best Quarter:       2nd Quarter 1997          +12.37%
Worst Quarter:      3rd Quarter 1990           -7.78%

Year to date total return through 9/30/98 is 0.34%.

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

           Inception                                Since
             Date     1 year   5 year   10 year   Inception

  Class A   4/14/87   18.18%   16.06%   14.37%      12.50%

  Class B   2/1/93    18.09%     N/A      N/A       15.49%

  Class C   2/1/93    22.14%     N/A      N/A       15.74%

  S&P 500             19.29%   16.75%   18.48%      15.83%*

*From 4/30/87 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses    Class A    Class B    Class C

  Maximum sales charge imposed on      4.75%      None       None
  purchases (as a % of offering price)

  Maximum deferred sales charge        None       5.00%      1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other       Total Fund
             Fees      Fees    Expenses  Operating Expenses*

  Class A    0.61%     0.25%     0.35%          1.21%

  Class B    0.61%     1.00%     0.35%          1.96%

  Class C    0.61%     1.00%     0.35%          1.96%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at           Assuming
                          End of Period            No Redemption
                    Class A  Class B  Class C     Class B  Class C

  After 1 year        $592    $699    $299         $199    $199

  After 3 years       $841    $915    $615         $615    $615

  After 5 years      $1,108  $1,257  $1,057       $1,057  $1,057

  After 10 years     $1,871  $2,000  $2,285       $2,000  $2,285


                                                   GROWTH AND INCOME FUNDS    5
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                                   EVERGREEN
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                            Income and Growth Fund



FUND FACTS:

Goal:
 . Current Income
 . Capital Growth

Principal Investments:
 . Common Stocks
 . Convertible Securities
 . Foreign Securities

Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Managers:
 . Nola Maddox Falcone
 . Irene O'Neill

NASDAQ Symbols:
ETRAX (Class A)
ETRBX (Class B)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks and securities convertible into common stocks that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. Up to 50% of the Fund's assets may be invested in foreign securities and up to 25% in bonds. The Fund focuses on companies the Fund's managers believe are undervalued as a result of a temporary adverse situation and companies where there is a trend of increasing profits and prospects for future growth. In addition, the Fund looks for merger and acquisition candidates.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.


6    GROWTH AND INCOME FUNDS
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                                   EVERGREEN
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[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)


        1988  1989  1990  1991  1992  1993  1994  1995*  1996  1997

30%
                                                               25.27

                                                  23.28
20%

                                                         12.62

10%


  0     -------------------------------------------------------------------

Best Quarter:       2nd Quarter 1997          +10.57%
Worst Quarter:      1st Quarter 1997           -0.09%

*Since inception on 1/3/95 to 12/31/95.

Year to date total return through 9/30/98 is -9.95%.

The next table lists the Fund's average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Wilshire 5000 Index and the Lipper Income Fund Average. The Wilshire 5000 Index is an unmanaged index tracking the performance of the largest 5000 publicly-traded U.S. stocks, so it includes a broader range of market capitalizations than the S&P 500 Index. The Lipper Income Fund Average represents the average total return of funds included in the Lipper Income Fund category. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

         Inception                                    Since
           Date         1 year   5 year    10 year   Inception

  Class A 1/3/95        19.32%     N/A        N/A      18.34%

  Class B 1/3/95        19.34%     N/A        N/A      18.69%

  Class C 1/3/95        23.34%     N/A        N/A      19.38%

  Wilshire 5000         17.05%   21.03%     17.44%     29.50%*

  Lipper Income Fund     8.37%   11.94%     12.45%     15.12%*

*From 1/31/95 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses     Class A    Class B    Class C

  Maximum sales charge imposed on       4.75%      None       None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None       5.00%      1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other        Total Fund
             Fees      Fees    Expenses   Operating Expenses*

  Class A    0.98%     0.25%     0.27%           1.50%

  Class B    0.98%     1.00%     0.27%           2.25%

  Class C    0.98%     1.00%     0.27%           2.25%

* Actual for the fiscal year ended 7/31/98.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                      Assuming Redemption at         Assuming
                         End of Period             No Redemption
                   Class A  Class B  Class C     Class B  Class C

  After 1 year        $620     $728     $328        $228    $228

  After 3 years       $927   $1,003     $703        $703    $703

  After 5 years      $1,255   $1,405   $1,205      $1,205  $1,205

  After 10 years     $2,180   $2,308   $2,585      $2,308  $2,585


                                                  GROWTH AND INCOME FUNDS     7

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                                   EVERGREEN
--------------------------------------------------------------------------------

                                Blue Chip Fund



FUND FACTS:

Goal:
 . Capital Growth
 . Long-term Growth of Income

Principal Investments:
 . Large-Cap U.S. Stocks

Classes of Shares
Offered in This
Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment
  Management Company

Portfolio Manager:
 . Judith A. Warners

NASDAQ Symbols:
EKNAX (Class A)
EKNBX (Class B)

Dividend Payment
Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks the best possible growth of capital and long-term growth of income.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of industries. To provide balance, the Fund also invests in quality medium-sized companies and may invest up to 25% of its assets in foreign securities. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid managements and strategies, and a trend of accelerating profits.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk


8    GROWTH AND INCOME FUNDS

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                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class B shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

       1988   1989   1990   1991   1992   1993   1994   1995   1996    1997

40%
                                                       31.93          30.52
30%
             29.26          28.84                              21.05
20%

10%
       8.46                         0.05  9.61
0
                   -5.21                       -5.90
-10%

Best Quarter:       2nd Quarter 1997          +16.31%
Worst Quarter:      3rd Quarter 1990          -12.15%

Year to date total return through 9/30/98 is -0.02%.

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Fund's, the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

         Inception                               Since
           Date     1 year   5 year   10 year   Inception

  Class A 1/20/98     N/A      N/A      N/A        N/A

  Class B 9/11/35   25.52%   16.37%   13.95%      8.96%

  Class C 1/22/98     N/A      N/A      N/A        N/A

  S&P 500           19.29%   22.91%   18.48%     12.07%*

*From 9/30/35 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)


  Shareholder Transaction Expenses    Class A   Class B   Class C

  Maximum sales charge imposed on       4.75%     None      None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None      5.00%     1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*

  Class A    0.64%     0.25%     0.33%         1.22%
  Class B    0.64%     1.00%     0.33%         1.97%
  Class C    0.64%     1.00%     0.33%         1.97%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                   Assuming Redemption at          Assuming
                       End of Period            No Redemption
                  Class A Class B Class C     Class B Class C

  After 1 year       $593    $700    $300        $200    $200
  After 3 years      $844    $918    $618        $618    $618
  After 5 years    $1,113  $1,262  $1,062      $1,062  $1,062
  After 10 years   $1,882  $2,011  $2,296      $2,011  $2,296


                                                   GROWTH AND INCOME FUNDS    9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                   Value Fund



FUND FACTS:

Goal:
 . Long-term Capital Growth
 . Current Income

Principal Investments:
 . Common Stocks
 . Bonds
 . Foreign Securities

Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Capital Management Group

Portfolio Manager:
 . Matthew D. Finn

NASDAQ Symbols:
EGVAX (Class A)
EGVBX (Class B)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests at least 75% of its assets in stocks of companies that are, in the opinion of the Fund's manager, undervalued according to various financial measurements. Such stocks are theoretically bought at a discount to their true value, thus providing growth opportunity with potentially less downside risk. Value stocks are chosen primarily for their price compared to their growth potential, with income as a secondary consideration. There is no specific limitation on the type or size of company in which the Fund invests. The Fund may also invest in bonds (up to 25% of its assets) and foreign securities (up to 25% of its assets).

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.


10    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

      1988    1989    1990    1991    1992     1993    1994   1995   1996  1997

40%
                                                              31.80
30%
     20.21   26.87           25.11                                        25.73
20%
                                                                     18.90
10%
                                      7.96     9.30    1.90
0     --------------------------------------------------------------------------
                      -3.43
-10%

Best Quarter:       1st Quarter 1991          +12.26%
Worst Quarter:      3rd Quarter 1990          -12.20%

Year to date total return through 9/30/98 is -1.77.

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

           Inception                                Since
             Date     1 year   5 year   10 year   Inception

  Class A   4/12/85   19.75%   15.89%   15.32%     14.31%
  Class B   2/2/93    19.75%     N/A      N/A      16.16%
  Class C   9/2/94    23.83%     N/A      N/A      20.54%
  S&P 500             19.29%   22.19%   18.48%     17.78%*

*From 4/30/85 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses    Class A    Class B    Class C

  Maximum sales charge imposed on       4.75%      None       None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None       5.00%      1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*

  Class A    0.50%     0.25%     0.25%         1.00%
  Class B    0.50%     1.00%     0.25%         1.75%
  Class C    0.50%     1.00%     0.25%         1.75%

 *Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at          Assuming
                         End of Period            No Redemption
                    Class A Class B Class C     Class B Class C

  After 1 year         $572    $671    $278        $178    $178
  After 3 years        $778    $851    $551        $551    $551
  After 5 years      $1,001  $1,149    $949        $949    $949
  After 10 years     $1,641  $1,771  $2,062      $1,771  $2,062


                                                   GROWTH AND INCOME FUNDS    11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Growth and Income Fund



FUND FACTS:

Goal:
 . Capital Growth
 . Current Income

Principal Investments:
 . Common Stocks

Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Managers:
 . Stephen A. Lieber
 . Gary R. Buesser

NASDAQ Symbols:
EGIAX (Class A)
EGIBX (Class B)
EGICX (Class C)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in stocks of established companies that the Fund's managers believe are undervalued in the marketplace and have a trigger, or catalyst, that will bring the stock's price into line with its actual or potential value. The catalysts may include new products, new management, changes in regulation and/or restructuring potential.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk


12    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

        1988   1989   1990   1991  1992  1993   1994  1995* 1996   1997
40%
                                                      33.00        30.92
30%
                                                            23.50
20%

10%

0

Best Quarter:       2nd Quarter 1997          +15.49%
Worst Quarter:      1st Quarter 1997           -0.57%

*Since inception on 1/3/95 to 12/31/95.

Year to date total return through 9/30/98 is -8.17%.

The next table lists the Fund's average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 400 Index and the Lipper Growth and Income Funds Average. The S&P 400 Index is an unmanaged index tracking the performance of 400 mid-cap publicly-traded U.S. stocks. The Lipper Growth and Income Funds Average represents the performance of growth and income funds tracked by Lipper Analytical Services, an independent fund monitor, and includes investments similar to the Fund's. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

               Inception                                   Since
                 Date        1 year   5 year   10 year   Inception

  Class A       1/3/95       24.70%     N/A      N/A      27.04%
  Class B       1/3/95       24.92%     N/A      N/A      27.58%
  Class C       1/3/95       28.96%     N/A      N/A      28.23%
  S&P 400                    11.21%   17.56%   18.21%     27.76%*
  Lipper Growth and Inc.     11.36%   18.33%   15.34%     26.85%*

*From 1/31/95 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses     Class A     Class B     Class C

  Maximum sales charge imposed on       4.75%       None        None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None        5.00%       1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*

  Class A    0.90%     0.25%     0.31%         1.46%
  Class B    0.90%     1.00%     0.31%         2.21%
  Class C    0.90%     1.00%     0.31%         2.21%

* Actual for the fiscal year ended 7/31/98.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at          Assuming
                         End of Period            No Redemption

                    Class A Class B Class C     Class B Class C

  After 1 year         $617    $724    $324        $224    $224
  After 3 years        $915    $991    $691        $691    $691
  After 5 years      $1,235  $1,385  $1,185      $1,185  $1,185
  After 10 years     $2,138  $2,266  $2,544      $2,266  $2,544


                                                   GROWTH AND INCOME FUNDS    13

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                  Small Cap
                              Equity Income Fund



FUND FACTS:

Goal:
 . Current Income
 . Capital Growth

Principal Investments:
 . Small-Cap Common
  Stocks
 . Small-Cap Convertible
  Preferred Stocks

Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Asset
  Management Corp.

Portfolio Manager:
 . Nola Maddox Falcone

NASDAQ Symbols:
ESQAX (Class A)
ESCIX (Class B)

Dividend Payment
Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks and convertible preferred stocks of small companies (less than $1 billion in market capitalization). The Fund's manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the manager considers their intrinsic value. The Fund's manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk

 . Interest Rate Risk

In addition, your investment will be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.


14    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/3/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                           [BAR GRAPH APPEARS HERE]

        1988  1989  1990  1991  1992  1993  1994  1995*  1996  1997

40%
                                                               33.34

30%
                                                  29.50
                                                         22.00
20%


10%


  0    -----------------------------------------------------------------

Best Quarter:       3rd Quarter 1997          +13.21%
Worst Quarter:      3rd Quarter 1996           +1.83%

*Since inception on 1/3/95 to 12/31/95.

Year to date total return through 9/30/98 is -15.17%.

The next table lists the Fund's average year-by-year return by class over the past year and since inception (through 12/31/97), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

               Inception                                 Since
                 Date      1 year   5 year   10 year   Inception

  Class A       1/3/95     27.01%     N/A      N/A       26.17%

  Class B       1/3/95     27.26%     N/A      N/A       26.66%

  Class C       1/24/95    31.18%     N/A      N/A       27.39%

  Russell 2000             22.36%   16.40%   15.77%      23.58%*

* From 1/30/95 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses     Class A    Class B    Class C

  Maximum sales charge imposed on       4.75%      None       None
  purchases (as a % of offering price)

  Maximum deferred sales charge         None       5.00%      1.00%
  (as a % of either the redemption
   amount or initial investment,
   whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management    12b-1     Other       Total Fund
              Fees       Fees    Expenses  Operating Expenses*

  Class A     1.00%      0.25%     0.43%          1.68%

  Class B     1.00%      1.00%     0.43%          2.43%

  Class C     1.00%      1.00%     0.43%          2.43%

* Actual for the fiscal year ended 7/31/98.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at        Assuming
                         End of Period          No Redemption
                   Class A Class B Class C     Class B Class C

  After 1 year        $638    $746    $346        $246    $246

  After 3 years       $979  $1,058    $758        $758    $758

  After 5 years      $1,344  $1,496  $1,296      $1,296  $1,296

  After 10 years     $2,368  $2,494  $2,766      $2,494  $2,766


                                                   GROWTH AND INCOME FUNDS    15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Growth and Income Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $234 billion in consolidated assets as of 9/30/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
   . Income and Growth Fund
   . Growth and Income Fund
   . Small Cap Equity Income Fund

EAMC with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $10.7 billion in assets for 19 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase,
New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
   . Fund for Total Return
   . Blue Chip Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $8.5 billion in assets for 26 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Capital Management Group of First Union National Bank (CMG) is the investment advisor to:
   . Utility Fund
   . Value Fund

CMG has been managing money for over 50 years and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. CMG is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk

Certain countries in Europe will be converting their different currencies to a single, common currency beginning January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers will need to modify their accounting and recordkeeping systems to handle the new currency. Your investment in the Fund may be adversely affected if these technical modifications are not implemented properly. Also, the conversion to a single currency could impair the markets for securities denominated in the currencies being eliminated, which could also adversely impact your investment.


THE FUNDS' PORTFOLIO MANAGERS

Utility Fund

The day-to-day management of the Fund is handled by Paul A. DiLella and Doris Kelley-Watkins. Each manager has over 18 years of investment management experience. Mr. DiLella joined First Fidelity Bank (which First Union National Bank acquired in 1996) in 1982 as a portfolio manager and has managed the Fund since 1996. Ms. Kelley-Watkins was a utility industry analyst at Merrill Lynch for 20 years before joining CMG as co-manager of the Fund in 1997.

Fund for Total Return

The day-to-day management of the Fund is handled by Harlan Sonderling.
Mr. Sonderling has over 12 years of investment management experience. He joined EIMC as Senior Research Analyst in 1996 after four years as an analyst at Putnam. He has managed the Fund since June 1998.

Income and Growth Fund

The day-to-day management of the Fund is handled by Nola Maddox Falcone, who is also President and Co-Chief Executive Officer of EAMC. Ms. Falcone has been the Fund's portfolio manager since its inception in 1978.

Co-manager of the Fund is Irene O'Neill. Ms. O'Neill has over 19 years of investment management experience and has been co-portfolio manager since December 1997. She has been with EAMC since 1981.


16    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



Blue Chip Fund

The day-to-day management of the Fund is handled by Judith A. Warners. Ms. Warners has managed the Fund since January 1995. She joined EIMC as an analyst in 1981.

Value Fund

The day-to-day management of the Fund has been handled by Matthew D. Finn since March 1998. Mr. Finn is Chief Investment Officer of EIMC's Growth and Income Group and has been associated with CMG since March 1998. Previously, he was a portfolio manager with Advantus Capital Management, Inc. from 1994 to 1998 and with Unified Capital Management from 1993 to 1994.

Growth and Income Fund

The day-to-day management of the Fund has been handled by Stephen A. Lieber and Gary R. Buesser since July 1997. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was the founding partner of Lieber & Company in 1969, the original sponsor of the Evergreen Funds. He has been in the investment management business since 1952. Mr. Buesser joined EAMC in 1996 after 15 years of investment experience with Cowen Asset Management and Shearson Lehman Brothers.

Small Cap Equity Income Fund

The day-to-day management of the Fund is handled by Nola Maddox Falcone, President and Co-Chief Executive Officer of EAMC. Ms. Falcone has been the Fund's portfolio manager since its inception in 1993.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 .    Most importantly, read the prospectus to see if the Fund is suitable for you.
 .    Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 .    Request any additional information you want about the Fund, such as the
     Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.


                                                   GROWTH AND INCOME FUNDS    17

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Evergreen Funds offers three different retail share classes, each with its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                               As a % of        As a %          Dealer
  Your                        NAV excluding     of your       commission
  Investment                  sales charge     investment    as a % of NAV

  Up to $49,999                   4.75%          4.99%           4.25%

  $50,000-$99,999                 4.50%          4.71%           4.25%

  $100,000-$249,999               3.75%          3.90%           3.25%

  $250,000-$499,999               2.50%          2.56%           2.00%

  $500,000-$999,999               2.00%          2.04%           1.75%

  $1,000,000 and over              0%             0%          1.00 to .25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within thirteen months of purchase.

  Two ways you can reduce your Class A sales charges:
  1. Rights of Accumulation (ROA) allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
  2. Letter of Intent (LOI). If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your LOI commitment is met.

  Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

  Each Fund may also sell Class A shares at net asset value without any initial or contingent sales charge to the Directors, Trustees, officers and employees of the Fund, EAMC, EIMC, CMG and certain of their affiliates, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc., and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

  Time Held                                     Contingent Deferred Sales Charge

  Month of Purchase + First 12 Month Period                   5.00%

  Month of Purchase + Second 12 Month Period                  4.00%

  Month of Purchase + Third 12 Month Period                   3.00%

  Month of Purchase + Fourth 12 Month Period                  3.00%

  Month of Purchase + Fifth 12 Month Period                   2.00%

  Month of Purchase + Sixth 12 Month Period                   1.00%

  Thereafter                                                    0%

  After 7 years                                         Converts to Class A

  Dealer Allowance                                            4.00%


18    GROWTH AND INCOME FUNDS

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                                   EVERGREEN
--------------------------------------------------------------------------------



The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares.

Class C

Class C shares are similar to Class B shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

   Time Held                                       Deferred Sales Charge

   Month of Purchase plus Less than 1 year                  1.00%

   Month of Purchase plus 1 year or more                    0.00%



   Waiver of Class B or Class C Deferred Sales Charges
   You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
   . When the shares were purchased through reinvestment of dividends/capital gains
   . Death or disability
   . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
   . Automatic IRA withdrawals if your age is at least 59 1/2
   . Automatic withdrawals of up to 1.5% of the account balance per month
   . Loan proceeds and financial hardship distributions from a retirement plan . Returns of excess contributions or excess deferral amounts made to a retirement plan participant


                                                   GROWTH AND INCOME FUNDS    19

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


Minimum Investments
                                         Initial        Additional
  Regular Accounts                       $1,000            None
  IRAs                                    $250             None
  Systematic Investment Plan               $50              $25


Method         Opening an Account                                              Adding to an Account
By Mail or     . Complete and sign the account application.                    . Make your check payable to
                                                                                 Evergreen Funds.
through        . Make the check payable to Evergreen Funds.                    . Write a note specifying:
an Investment  . Mail the application and your check to the address below:       -the Fund name
Professional        Evergreen Service Company   Overnight Address:               -share class
                    P.O. Box 2121               Evergreen Service Company        -your account number
                    Boston, MA  02106-2121      200 Berkeley St.                 -the name(s) in which the
                                                                                  account is registered.
                                                Boston, MA  02116
               . Or deliver them to your investment representative (provided   . Mail to the address to the left
                                                                                 or deliver to
                 he or she has a broker-dealer arrangement with Evergreen        your investment representative.
                 Distributor, Inc.)

By Phone       . Call 1-800-343-2898 to set up an account number and get       . Call the Evergreen Express Line
                                                                                 at
                 wiring instructions (call before 12 noon if you want wired      1-800-346-3858 24 hours a day or
                 funds to be credited that day).                                 1-800-343-2898 between 8 a.m.
                                                                                and 6 p.m. Eastern
               . Instruct your bank to wire or transfer your purchase (they      time, on any business day.
                 may charge a wiring fee).                                     . If your bank account is set up
                                                                                 on file, you can
               . Complete the account application and mail to:                   request either:
                    Evergreen Service Company   Overnight Address:               -Federal Funds Wire (offers
                                                                                  immediate access to
                    P.O. Box 2121               Evergreen Service Company         funds) or
                    Boston, MA  02106-2121      200 Berkeley St.                 -Electronic transfer through the
                                                                                  Automated
                                                Boston, MA  02116-5039            Clearing House which avoids
                                                                                  wiring fees.
               . Wires received after 4:00 p.m. Eastern time on market
                 trading days will receive the next market day's closing
                 price.

By Exchange    . You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
               . You can only exchange shares in the same class.
               . There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.
               . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
               . Exchanges are limited to three per calendar quarter, and five per calendar year.
               . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).

Systematic     . You can transfer money automatically from your bank          . To establish automatic investing for an
Investment       account into your Fund on a monthly basis.                     existing account, call 1-800-343-2898 for
Plan (SIP)     . Initial investment minimum is $50 if you invest at least       an application.
                 $25 per month with this service.                             . The minimum is $25 per month or $75 per quarter.
               . To enroll, check off the box on the account application      . You can also establish an investing program
                 and provide:                                                   through direct deposit from your paycheck.
                 -your bank account information                                 Call 1-800-343-2898 for details.
                 -the amount and date of your monthly investment.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


20    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods       Requirements
Call Us       . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m.
                and 6 p.m. Eastern time, on any business day.
              . This service must be authorized ahead of time, and is only available for regular accounts.*
              . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
              . We can either:
                -wire the proceeds into your bank account (service charges may apply)
                -electronically transmit the proceeds to your bank account via the Automated Clearing House service
                -mail you a check.
              . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
              . See exceptions list below for requests that must be made in writing.

Write Us      . You can mail a redemption request to: Evergreen Service Company    Overnight Address:
                                                      P.O. Box 2121                Evergreen Service Company
                                                      Boston, MA  02106-2121       200 Berkeley St.
                                                                                   Boston, MA  02116-5039

              . Your letter of instructions must:
                -list the Fund name and the account number
                -indicate the number of shares or dollar value you wish to redeem
                -be signed by the registered owner(s).
              . See exceptions list below for requests that must be signature guaranteed.
              . To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.

Sell Your     . You may also redeem your shares through participating broker-dealers by
Shares in       delivering a letter as described above to your broker-dealer.
Person        . A fee may be charged for this service.

Systematic    . You can transfer money automatically from your Fund account on a monthly or
Withdrawal      quarterly basis -- without redemption fees.
              . The withdrawal can be mailed to you, or deposited directly to your bank account.
Plan (SWP)    . The minimum is $75 per month.
              . The maximum is 1% of your account per month or 3% per quarter.
              . To enroll, call 1-800-343-2898 for an application.


Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
 . You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days
 The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


                                                   GROWTH AND INCOME FUNDS    21

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



OTHER SERVICES

Evergreen Express Line

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The fund distributes two types of taxable income to you:

 . Dividends. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen Growth and Income Fund is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Growth and Income Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998.)

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.


22    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.


SALES COMPENSATION AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. These fees increase the cost of your investment. The purpose of the 12b-1 fee is to promote the sale of more shares of the Funds to the public. The Fund might use this fee for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's price is calculated, and are expressed as a percentage of the Fund's net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3%.


                                                   GROWTH AND INCOME FUNDS    23

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund, except for Income and Growth Fund, have been derived from financial information audited by KPMG Peat Marwick LLP, the Funds' independent auditors. Income and
--------------------------------------------------------------------------------


UTILITY FUND                                                           CLASS A

                                                                        Year Ended July 31,           Year Ended December 31,
                                                                        -------------------     ------------------------------
                                                                         1998        1997**        1996        1995         1994*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $11.45      $10.57        $10.80     $9.00       $10.00
 ......................................................................======......======........======......======.......======....
Income from investment operations
Net investment income                                                    0.43        0.25          0.41       0.44         0.45
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)         1.44        0.87          0.05       2.25        (1.01)
 ......................................................................------......------........------......------.......------....
Total from investment operations                                         1.87        1.12          0.46       2.69        (0.56)
 .......................................................................------......------........------......------.......------....
Less distributions
Dividends (from net investment income)                                  (0.44)      (0.24)        (0.41)     (0.44)       (0.44)
 ....................................................................................................................................
Distributions (from capital gains)                                      (1.12)          0         (0.28)     (0.45)           0
 .......................................................................------......------........------......------.......------....
Total distributions                                                     (1.56)      (0.24)        (0.69)     (0.89)       (0.44)
 .......................................................................------......------........------......------.......------....
Net asset value end of period                                          $11.76      $11.45        $10.57      $10.80       $ 9.00
 .......................................................................======......======........======......======.......======....
Total Return+                                                           17.30%      10.72%         4.40%      30.70%       (5.60%)
 ....................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                   $95,300     $91,638       $96,243     $107,872      $4,190
 ....................................................................................................................................
Ratios to average net assets:
   Total expenses                                                        0.99%       1.00%++       0.87%       0.79%        0.53%++
 ....................................................................................................................................
   Net investment income                                                 3.58%       3.85%++       3.87%       4.51%        5.07%++
 ....................................................................................................................................
Portfolio turnover rate                                                    62%         50%           59%        88%          23%
 ....................................................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.


------------------------------------------------------------------------------------------------------------------------------------

FUND FOR TOTAL RETURN                                             CLASS A

                                                                    Year Ended July 31,             Year Ended December 30,
                                                                    -------------------     -------------------------------------
                                                                     1998        1997**      1996     1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                $20.69     $17.33       $13.83     $11.75     $12.31     $12.06
 ...................................................................======.....======.......======.....======.....======.....======..
Income from investment operations
Net investment income                                                0.21       0.18         0.26       0.25       0.24       0.21
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)     2.46       3.34         3.83       2.80      (0.56)      1.31
 ...................................................................------.....------.......------.....------.....------.....------..
Total from investment operations                                     2.67       3.52         4.09       3.05      (0.32)      1.52
 ...................................................................------.....------.......------.....------.....------.....------..
Less distributions
Dividends (from net investment income)                              (0.19)     (0.16)       (0.26)     (0.32)     (0.24)     (0.24)
 ....................................................................................................................................
Distributions (from capital gains)                                  (1.52)         0        (0.33)     (0.65)         0      (1.03)
 ...................................................................------.....------.......------.....------.....------.....------..
Total distributions                                                 (1.71)     (0.16)       (0.59)     (0.97)     (0.24)     (1.27)
 ...................................................................------.....------.......------.....------.....------.....------..
Net asset value end of period                                      $21.65     $20.69       $17.33     $13.83     $11.75     $12.31
 ...................................................................======.....======.......======.....======.....======.....======..
Total Return+                                                       13.85%     20.40%       29.83%     26.57%    (2.65%)    12.67%
 ....................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                              $52,667    $47,812      $40,487    $27,037    $23,162    $26,367
 ...................................................................................................................................
Ratios to average net assets:
   Total expenses                                                    1.21%      1.24%++      1.41%     1.69%      1.59%      1.85%
 ....................................................................................................................................
   Net investment income                                             1.01%      1.46%++      1.66%     1.94%      1.93%      1.63%
 ....................................................................................................................................
Portfolio turnover rate                                                66%        41%          41%       77%        57%        92%
 ....................................................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.


24    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



Growth Fund's tables have been audited by PricewaterhouseCoopers LLP, that Fund's independent accountants. Financial highlights for the periods ended prior to December 31, 1996 for the Growth and Income Fund and Small Cap Equity Income Fund were audited by other auditors whose report was unqualified. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.
--------------------------------------------------------------------------------

                                                                      CLASS B

                                                                        Year Ended July 31,           Year Ended December 31,
                                                                        -------------------       ------------------------------
                                                                         1998        1997**        1996
1995         1994*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $11.46      $10.58        $10.81      $9.00       $10.00
 .......................................................................======......======........======......======.......======....
Income from investment operations
Net investment income                                                    0.34        0.20          0.33       0.37         0.39
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)         1.44        0.87          0.05       2.26        (1.01)
 .......................................................................------......------........------......------.......------....
Total from investment operations                                         1.78        1.07          0.38       2.63        (0.62)
 .......................................................................------......------........------......------.......------....
Less distributions
Dividends (from net investment income)                                  (0.36)      (0.19)        (0.33)     (0.37)       (0.38)
 ...................................................................................................................................
Distributions (from capital gains)                                      (1.12)          0         (0.28)     (0.45)           0
 .......................................................................------......------........------......------.......------....
Total distributions                                                     (1.48)      (0.19)        (0.61)     (0.82)       (0.38)
 .......................................................................------......------........------......------.......------....
Net asset value end of period                                          $11.76      $11.46        $10.58     $10.81       $ 9.00
 .......................................................................======......======........======......======.......======....
Total Return+                                                           16.31%      10.21%         3.60%     29.90%       (6.20%)
 ...................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                  $43,776     $36,738       $38,511    $35,662      $28,792
 ...................................................................................................................................
Ratios to average net assets:
   Total expenses                                                        1.74%       1.75%++       1.62%     1.53%        1.27%++
 ....................................................................................................................................
   Net investment income                                                 2.82%       3.10%++       3.12%     3.78%        4.19%++
 ....................................................................................................................................
Portfolio turnover rate                                                    62%         50%           59%       88%          23%
 ....................................................................................................................................

                                                                      CLASS C

                                                                        Year Ended July 31,            Year Ended December 31,
                                                                        -------------------      --------------------------------
                                                                         1998        1997**        1996        1995         1994***
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $11.46      $10.58        $10.82      $9.01       $ 9.33
 .......................................................................======......======........======......======.......======....
Income from investment operations
Net investment income                                                    0.34        0.20          0.33       0.37         0.12
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)         1.44        0.87          0.04       2.26        (0.33)
 ......................................................................------......------........------......------.......------....
Total from investment operations                                         1.78        1.07          0.37       2.63        (0.21)
 .......................................................................------......------........------......------.......------....
Less distributions
Dividends (from net investment income)                                  (0.36)      (0.19)        (0.33)     (0.37)       (0.11)
 ....................................................................................................................................
Distributions (from capital gains)                                      (1.12)          0         (0.28)     (0.45)           0
 .......................................................................------......------........------......------.......------....
Total distributions                                                     (1.48)      (0.19)        (0.61)     (0.82)       (0.11)
 .......................................................................------......------........------......------.......------....
Net asset value end of period                                          $11.76      $11.46        $10.58     $10.82       $ 9.01
 .......................................................................======......======........======......======.......======....
Total Return+                                                           16.31%      10.21%         3.50%     29.80%       (2.20%)
 ....................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                     $486        $379          $396       $246         $128
 ...................................................................................................................................
Ratios to average net assets:
   Total expenses                                                        1.74%       1.75%++       1.63%      1.54%        1.94%++
 ....................................................................................................................................
   Net investment income                                                 2.82%       3.10%++       3.13%      3.76%        3.96%++
 ....................................................................................................................................
Portfolio turnover rate                                                    62%         50%           59%       88%          23%
 ....................................................................................................................................

* For the period from January 4, 1994 (commencement of operations for this Class) to December 31, 1994.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*** For the period from September 2, 1994 (commencement of operations for this Class) to December 31, 1994.


                                                                   CLASS B

                                                                     Year Ended July 31,             Year Ended November 30,
                                                                     -------------------   ------------------------------------
                                                                      1998        1997**      1996   1995      1994      1993*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                  $20.63     $17.31      $13.84     $11.77    $12.32    $12.65
 .....................................................................======.....======......======.....======....======....======...
Income from investment operations
Net investment income                                                  0.06       0.09        0.15       0.15      0.15      0.10
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)       2.45       3.31        3.80       2.82     (0.56)     0.74
 .....................................................................------.....------......------.....------....------....------...
Total from investment operations                                       2.51       3.40        3.95       2.97     (0.41)     0.84
 .....................................................................------.....------......------.....------....------....------...
Less distributions
Dividends (from net investment income)                                (0.06)     (0.08)      (0.15)     (0.25)    (0.14)    (0.14)
 ....................................................................................................................................
Distributions (from capital gains)                                    (1.52)         0       (0.33)     (0.65)        0     (1.03)
 .....................................................................------.....------......------.....------....------....------...
Total distributions                                                   (1.58)     (0.08)      (0.48)     (0.90)    (0.14)    (1.17)
 .....................................................................------.....------......------.....------....------....------...
Net asset value end of period                                        $21.56     $20.63      $17.31     $13.84    $11.77    $12.32
 .....................................................................======.....======......======.....======....======....======...
Total Return+                                                         13.01%     19.68%      28.73%     25.59%   (3.36%)    6.68%
 ....................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                               $105,748    $94,309     $43,526    $20,605    $7,314    $4,283
 ....................................................................................................................................
Ratios to average net assets:
   Total expenses                                                      1.97%      2.02%++     2.18%     2.47%     2.31%     2.64%++
 ....................................................................................................................................
   Net investment income                                               0.25%      0.58%++     0.88%     1.06%     1.27%     0.84%++
 ...................................................................................................................................
Portfolio turnover rate                                                  66%        41%         41%       77%       57%       92%
 ....................................................................................................................................


                                                                  CLASS C

                                                                     Year Ended July 31,             Year Ended
November 30,
                                                                     -------------------     ------------------------------------
                                                                     1998       1997**       1996       1995    1994      1993*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                $20.65     $17.32       $13.85     $11.78    $12.33    $12.65
 ...................................................................======.....======.......======.....======....======....======....
Income from investment operations
Net investment income                                                0.05       0.09         0.14       0.16      0.15      0.10
 ....................................................................................................................................
Net gains or losses on securities (both realized and unrealized)     2.46       3.32         3.81       2.81     (0.56)     0.75
 ...................................................................------.....------.......------.....------....------....------....
Total from investment operations                                     2.51       3.41         3.95       2.97     (0.41)     0.85
 ...................................................................------.....------.......------.....------....------....------....
Less distributions
Dividends (from net investment income)                              (0.06)     (0.08)       (0.15)     (0.25)    (0.14)    (0.14)
Distributions (from capital gains)                                  (1.52)         0        (0.33)     (0.65)        0     (1.03)
 ...................................................................------.....------.......------.....------....------....------....
Total distributions                                                 (1.58)     (0.08)       (0.48)     (0.90)    (0.14)    (1.17)
 ...................................................................------.....------.......------.....------....------....------....
Net asset value end of period                                      $21.58     $20.65       $17.32     $13.85    $11.78    $12.33
 ...................................................................======.....======.......======.....======....======....======....
Total Return+                                                       12.99%     19.73%       28.71%     25.57%   (3.36%)    6.76%
 ....................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                              $20,851    $21,125      $14,562     $9,503    $5,968    $5,030
 ....................................................................................................................................
Ratios to average net assets:
   Total expenses                                                    1.97%      2.01%++      2.17%      2.47%    2.34%     2.64%++
 ...................................................................................................................................
   Net investment income                                             0.25%      0.66%++      0.89%      1.16%    1.21%     0.83%++
 ....................................................................................................................................
Portfolio turnover rate                                                66%        41%          41%        77%       57%       92%
 ....................................................................................................................................

* For the period from February 1, 1993 (commencement of operations for this Class) to November 30, 1993.
** For the eight-month period ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.


                                                   GROWTH AND INCOME FUNDS    25

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

INCOME AND GROWTH FUND                                              CLASS A

                                                                     Year Ended July 31,         Year Ended January 31,
                                                                     -------------------     -----------------------------
                                                                       1998      1997**        1997      1996       1995*
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                 $23.94     $21.79        $20.15     $17.28     $17.09
 ....................................................................======.....======........======.....======.....======.....
Income from investment operations
Net investment income                                                 1.05       0.52#         1.02       1.01       0.02
 ..............................................................................................................................
Net gains or losses on securities (both realized and unrealized)      0.81       2.15          1.67       2.94       0.17
 ......................................................................----.......----..........----.......----.......----.....
Total from investment operations                                      1.86       2.67          2.69       3.95       0.19
 ......................................................................----.......----..........----.......----.......----.....
Less distributions
Dividends (from net investment income)                               (1.02)     (0.52)        (1.05)     (1.08)         0
 ..............................................................................................................................
Distributions (from capital gains)                                   (1.59)         0             0          0          0
 ......................................................................----.......----..........----.......----.......----.....
Total distributions                                                  (2.61)     (0.52)        (1.05)     (1.08)         0
 ......................................................................----.......----..........----.......----.......----.....
Net asset value end of period                                       $23.19     $23.94        $21.79     $20.15     $17.28
 ....................................................................======.....======........======.....======.....======.....
Total Return+                                                         7.93%     12.45%        13.80%     23.40%      1.10%
 ..............................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                               $15,005    $11,955        $9,678     $4,412       $119
 ..............................................................................................................................
Ratios to average net assets:
   Total expenses                                                     1.50%      1.45%++       1.44%     1.36%      1.45%++
 ..............................................................................................................................
   Net investment income                                              4.20%      4.69%++       4.93%     5.39%      4.09%++
 .............................................................................................................................
Portfolio turnover rate                                                133%        72%          168%      138%       151%
 ..............................................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
# Net investment income is based on average shares outstanding during the period.


------------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND                                                      CLASS A

                                                                    Period Ended
                                                                    ------------
                                                                    July 31, 1998*
---------------------------------------------------------------------------------
Net asset value beginning of period                                 $27.39
 ...................................................................======.....
Income from investment operations
Net investment income                                                 0.08
 .................................................................................
Net gains or losses on securities (both realized and unrealized)      3.01
 ......................................................................----.......
Total from investment operations                                      3.09
 ......................................................................----.......
Less distributions
Dividends (from net investment income)                               (0.06)
 .................................................................................
Distributions (from capital gains)                                       0
 ......................................................................----.......
Total distributions                                                  (0.06)
 ......................................................................----.......
Net asset value end of period                                       $30.42
 ....................................................................======.....
Total Return+                                                        11.29%
 ................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                $284,735
 .................................................................................
Ratios to average net assets:
   Total expenses                                                     1.20%++
 ................................................................................
   Net investment income                                              0.49%++
 .................................................................................
Portfolio turnover rate                                                112%
 .................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
* For the period from January 20, 1998 (commencement of operations for this Class) to July 31, 1998.


26     GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

INCOME AND GROWTH FUND                                             CLASS B

                                                                      Year Ended July 31,         Year Ended January 31,
                                                                    ---------------------    ---------------------------------
                                                                      1998       1997**        1997        1996        1995*
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                $23.81      $21.69       $20.08      $17.28      $17.09
 ...................................................................======......======.......======......======......======....
Income from investment operations
Net investment income                                                0.86        0.43#        0.89        0.91        0.02
 ..............................................................................................................................
Net gains or losses on securities (both realized and unrealized)     0.81        2.15         1.64        2.87        0.17
 ...................................................................------......------.......------......------......------....
Total from investment operations                                     1.67        2.58         2.53        3.78        0.19
 ...................................................................------......------.......------......------......------....
Less distributions
Dividends (from net investment income)                              (0.85)      (0.46)       (0.92)      (0.98)          0
 ..............................................................................................................................
Distributions (from capital gains)                                  (1.59)          0            0          0           0
 ...................................................................------......------.......------......------......------....
Total distributions                                                 (2.44)      (0.46)       (0.92)      (0.98)          0
 ...................................................................------......------.......------......------......------....
Net asset value end of period                                      $23.04      $23.81       $21.69      $20.08      $17.28
 ...................................................................======......======.......======......======......======....
Total Return+                                                        7.13%      12.06%       13.00%     22.40%       1.10%
 ..............................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                              $54,544     $43,977      $35,323     $14,750        $599
 ..............................................................................................................................
Ratios to average net assets:
   Total expenses                                                    2.25%       2.20%++      2.19%      2.11%       2.23%++
 ..............................................................................................................................
   Net investment income                                             3.46%       3.94%++      4.17%      4.69%       3.23%++
 .............................................................................................................................
Portfolio turnover rate                                               133%         72%         168%       138%        151%
 ..............................................................................................................................

------------------------------------------------------------------------------------------------------------------------------------

INCOME AND GROWTH FUND                                              CLASS C

                                                                     Year Ended July 31,       Year Ended January 31,
                                                                    ---------------------    -----------------------------
                                                                      1998       1997**      1997       1996       1995*
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                 $23.81    $21.69       $20.08     $17.27     $17.09
 ....................................................................======....======.......======.....======.....======...
Income from investment operations
Net investment income                                                 0.87      0.44#        0.87       0.90       0.01
 ..........................................................................................................................
Net gains or losses on securities (both realized and unrealized)      0.80      2.14         1.66      2.89       0.17
 ...................................................................------....------.......------.....------.....------...
Total from investment operations                                      1.67      2.58         2.53      3.79       0.18
 ....................................................................------....------.......------.....------.....------...
Less distributions
Dividends (from net investment income)                               (0.85)    (0.46)       (0.92)    (0.98)         0
 ..........................................................................................................................
Distributions (from capital gains)                                   (1.59)        0            0        0          0
 ....................................................................------....------.......------.....------.....------...
Total distributions                                                  (2.44)    (0.46)       (0.92)    (0.98)         0
 ...................................................................------....------.......------..... ------.....------...
Net asset value end of period                                       $23.04    $23.81       $21.69     $20.08     $17.27
 ....................................................................======....======.......======.....======.....======...
Total Return+                                                         7.13%    12.06%       12.90%    22.40%      1.10%
 .........................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                $1,259      $950         $982      $523        $24
 ..........................................................................................................................
Ratios to average net assets:
   Total expenses                                                     2.25%     2.20%++      2.19%     2.11%      2.22%++
 ..........................................................................................................................
   Net investment income                                              3.48%     4.06%++      4.15%     4.67%      2.68%++
 ..........................................................................................................................
Portfolio turnover rate                                                133%       72%         168%      138%       151%
 .........................................................................................................................

* For the period from January 3, 1995 (commencement of operations for this Class) to January 31, 1995.
** For the six-month period ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

------------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND                                                    CLASS B

                                                                  Year Ended                   Year Ended August 31,
                                                                  ------------    ----------------------------------------------
                                                                 July 31, 1998**  1997      1996      1995     1994       1993
----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                $29.79       $25.05    $22.98    $23.21    $25.42     $23.17
 ...................................................................======.......======....======....======....======.....======...
Income from investment operations
Net investment income                                               (0.12)        0.15      0.12      0.25      0.16       0.11
 ..................................................................................................................................
Net gains or losses on securities (both realized and unrealized)     5.72         7.97      3.69      2.66     (0.35)      3.11
 ...................................................................------.......------....------....------....------.....------...
Total from investment operations                                     5.60         8.12      3.81      2.91     (0.19)      3.22
 ..................................................................------.......------....------....------.... ------.....------...
Less distributions
Dividends (from net investment income)                              (0.08)       (0.20)    (0.76)    (0.36)   (0.28)     (0.28)
 .................................................................................................................................
Distributions (from capital gains)                                  (4.96)       (3.18)    (0.98)    (2.78)   (1.74)     (0.69)
 ...................................................................------.......------....------....------....------.....------...
Total distributions                                                 (5.04)       (3.38)    (1.74)    (3.14)   (2.02)     (0.97)
 ...................................................................------.......------....------....------....------.....------...
Net asset value end of period                                      $30.35       $29.79    $25.05    $22.98    $23.21     $25.42
 ...................................................................======.......======....======....======....======.....======...
Total Return+                                                       20.89%       34.76%    17.31%    13.87%   (0.72%)    14.31%
 .................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                             $117,893     $312,935  $224,819  $199,456    $208,532   $234,688
 .................................................................................................................................
Ratios to average net assets:
   Total expenses                                                    1.68%++      1.57%     1.85%     1.75%     2.07%      2.28%
 ..................................................................................................................................
   Net investment income                                            (0.02%)++     0.55%     0.52%     1.09%     0.67%      0.47%
 ..................................................................................................................................
Portfolio turnover rate                                               112%         109%      139%      115%      73%        96%
 ................................................................................................................. .................

------------------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND                                                       CLASS C

                                                                     Year Ended
                                                                     --------------
                                                                    July 31, 1998***
-----------------------------------------------------------------------------------
Net asset value beginning of period                                  $27.70
 .....................................................................======........
Income from investment operations
Net investment income                                                     0(a)
 ...................................................................................
Net gains or losses on securities (both realized and unrealized)       2.72
 .....................................................................------........
Total from investment operations                                       2.72
 .....................................................................------........
Less distributions
Dividends (from net investment income)                                (0.02)
 ..................................................................................
Distributions (from capital gains)                                        0
 .....................................................................------........
Total distributions                                                   (0.02)
 .....................................................................------........
Net asset value end of period                                        $30.40
 .....................................................................======........
Total Return+                                                          9.80%
 ...................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                   $780
 ...................................................................................
Ratios to average net assets:
   Total expenses                                                      2.02%++
 ...................................................................................
   Net investment income                                              (0.27%)++
 ...................................................................................
Portfolio turnover rate                                                 112%
 ...................................................................................


** For the eleven-month period ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*** For the period from January 22, 1998 (commencement of operations for this
    Class) to July 31, 1998.
(a) Less than one cent per share.


                                                   GROWTH AND INCOME FUNDS    27

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

VALUE FUND                                                       CLASS A

                                                                      Year Ended July 31,          Year Ended December 31,
                                                                      -------------------  ----------------------------------------
                                                                       1998     1997**     1996      1995      1994      1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                  $24.64    $20.57     $20.45    $16.62    $17.63    $17.11
 .....................................................................======....======.....======....======....======....======.....
Income from investment operations
Net investment income                                                  0.26      0.21       0.38      0.55     0.52      0.47
 ...................................................................................................................................
Net gains or losses on securities (both realized and unrealized)       2.00      4.05       3.49      4.69    (0.20)     1.10
 ....................................................................------....------.....------....------....------....------.....
Total from investment operations                                       2.26      4.26       3.87      5.24     0.32      1.57
 .....................................................................------....------.....------....------....------....------.....
Less distributions
Dividends (from net investment income)                                (0.29)    (0.19)     (0.41)    (0.51)   (0.51)    (0.47)
 ...................................................................................................................................
Distributions (from capital gains)                                    (4.38)        0      (3.34)    (0.90)   (0.82)    (0.58)
 .....................................................................------....------.....------....------....------....------.....
Total distributions                                                   (4.67)    (0.19)     (3.75)    (1.41)   (1.33)    (1.05)
 .....................................................................------....------.....------....------....------....------.....
Net asset value end of period                                        $22.23    $24.64     $20.57    $20.45   $16.62    $17.63
 ....................................................................======....======.....======....======....======....======.....
Total Return+                                                          9.55%    20.78%     18.90%    31.80%   1.90%     9.30%
 ...................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                  $  476    $  392     $  328    $  292    $ 189    $  190
 ...................................................................................................................................
Ratios to average net assets:
   Total expenses                                                      1.01%     0.92%++    0.91%     0.90%    0.93%     0.99%
 ...................................................................................................................................
   Net investment income                                               1.04%     1.66%++    1.77%     2.78%    2.96%     2.63%
 ...................................................................................................................................
Portfolio turnover rate                                                  69%        6%        91%       53%     70%       46%
 ...................................................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND                                              CLASS A

                                                                      Year Ended July 31,    Year Ended December 31,
                                                                      -------------------     -----------------------
                                                                       1998       1997**          1996     1995*
---------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                  $27.26       $22.53        $18.63      $14.48
 .....................................................................======.......======........======.......======..
Income from investment operations
Net investment income                                                  0.16         0.08          0.12       0.13
 .....................................................................................................................
Net gains or losses on securities (both realized and unrealized)       2.86         4.72          4.26       4.64
 ....................................................................------.......------........------.......------..
Total from investment operations                                       3.02         4.80          4.38       4.77
 .....................................................................------.......------........------.......------..
Less distributions
Dividends (from net investment income)                                (0.13)       (0.07)        (0.13)      (0.14)
 .....................................................................................................................
Distributions (from capital gains)                                    (1.01)           0         (0.35)      (0.48)
 .....................................................................------.......------........------.......------..
Total distributions                                                   (1.14)       (0.07)        (0.48)      (0.62)
 .....................................................................------.......------........------.......------..
Net asset value end of period                                        $29.14       $27.26        $22.53       $18.63
 .....................................................................======.......======........======.......======..
Total Return+                                                         11.26%       21.33%        23.50%      33.00%
 .....................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                  $  296       $  166        $   85       $ 19
 .....................................................................................................................
Ratios to average net assets:
   Total expenses                                                      1.46%        1.47%++       1.41%       1.55%++
 ....................................................................................................................
   Net investment income                                               0.61%        0.57%++       0.70%       0.99%++
 .....................................................................................................................
Portfolio turnover rate                                                  20%           6%           14%        17%
 .....................................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
* For the period from January 3, 1995 (commencement of operations for this Class) to December 31, 1995.


28    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                                              CLASS B
                                                                        Year Ended July 31,          Year Ended December 31,
                                                                        -------------------   -----------------------------------
                                                                          1998     1997**     1996     1995     1994      1993*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                     $24.63    $20.58    $20.45   $16.62    $17.63    $17.24
 ........................................................................======....======....======...======....======....======...
Income from investment operations
Net investment income                                                     0.08      0.12      0.22     0.39      0.42      0.35
 .................................................................................................................................
Net gains or losses on securities (both realized and unrealized)          1.99      4.03      3.50     4.70    (0.20)     1.01
 ........................................................................------....------.....-----...------....------....------...
Total from investment operations                                         (2.07)     4.15      3.72     5.09     0.22      1.36
 .......................................................................------....------.....-----...------....------....------...
Less distributions
Dividends (from net investment income)                                   (0.12)    (0.10)    (0.25)   (0.36)   (0.41)    (0.39)
 ..................................................................................................................................
Distributions (from capital gains)                                       (4.38)        0     (3.34)   (0.90)   (0.82)    (0.58)
 ........................................................................------....------.....-----...------....------....------...
Total distributions                                                      (4.50)    (0.10)    (3.59)   (1.26)   (1.23)    (0.97)
 .......................................................................------....------.....-----...------....------....------...
Net asset value end of period                                           $22.20    $24.63    $20.58   $20.45    $16.62    $17.63
 ........................................................................======....======....======...======....======....======...
Total Return+                                                             8.73%    20.23%    18.10%   30.90%     1.30%     8.00%
 .................................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                     $  326    $  276    $  197   $  141    $  104    $   60
 ..................................................................................................................................
Ratios to average net assets:
   Total expenses                                                         1.76%     1.67%++   1.66%    1.65%    1.53%     1.48%++
 ..................................................................................................................................
   Net investment income                                                  0.30%     0.92%++   1.01%    2.04%    2.36%     2.09%++
 ..................................................................................................................................
Portfolio turnover rate                                                     69%        6%       91%     53%       70%       46%
 ..................................................................................................................................

VALUE FUND                                                              CLASS C
                                                                        Year Ended July 31,         Year Ended December 31,
                                                                        ------------------   --------------------------------
                                                                         1998     1997**     1996      1995     1994***
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $24.61     $20.56    $20.44    $16.61    $18.28
 .......................................................................======.....======....======....======....======.......
Income from investment operations
Net investment income                                                    0.10       0.12      0.22      0.39      0.19
 .............................................................................................................................
Net gains or losses on securities (both realized and unrealized)         1.97       4.03      3.50      4.70     (0.81)
 .......................................................................------.....------....------....------....------.......
Total from investment operations                                         2.07       4.15      3.72      5.09     (0.62)
 .......................................................................------.....------....------....------....------.......
Less distributions
Dividends (from net investment income)                                  (0.12)     (0.10)    (0.26)    (0.36)    (0.23)
 .............................................................................................................................
Distributions (from capital gains)                                      (4.38)         0     (3.34)    (0.90)    (0.82)
 ......................................................................------.....------....------....------....------.......
Total distributions                                                     (4.50)     (0.10)    (3.60)    (1.26)    (1.05)
 .......................................................................------.....------....------....------....------.......
Net asset value end of period                                          $22.18     $24.61    $20.56    $20.44    $16.61
 .......................................................................======.....======....======....======....======.......
Total Return+                                                            8.74%     20.25%    18.10%    30.90%    (3.40%)
 .............................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                    $    5     $    3    $    1    $    1       $0 (a)
 .............................................................................................................................
Ratios to average net assets:
   Total expenses                                                        1.76%      1.66%++   1.67%     1.65%     1.68%++
 .............................................................................................................................
   Net investment income                                                 0.29%      0.94%++   1.00%     2.03%     2.16%++
 .............................................................................................................................
Portfolio turnover rate                                                    69%         6%       91%      53%       70%
 .............................................................................................................................

* For the period from February 2, 1993 (commencement of operations for this Class) to December 31, 1993.

** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

*** For the period from September 2, 1994 (commencement of operations for this Class) to December 31, 1994.

(a) Less than $1 million.

--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS                                                 CLASS B

                                                                        Year Ended July 31,      Year Ended December 31,
                                                                        ---------------------   ---------------------------
                                                                         1998          1997**        1996      1995*
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $27.10         $22.43       $18.59       $14.48
 .......................................................................======.........======.......======.......======....
Income from investment operations
Net investment income                                                   (0.02)         (0.02)           0(a)      0.05
 .........................................................................................................................
Net gains or losses on securities (both realized and unrealized)         2.81           4.69         4.20         4.61
 .......................................................................------.........------.......------.......------....
Total from investment operations                                         2.79           4.67         4.20         4.66
 ......................................................................------.........------.......------.......------....
Less distributions
Dividends (from net investment income)                                      0              0        (0.01)       (0.07)
 ..........................................................................................................................
Distributions (from capital gains)                                      (1.01)             0        (0.35)       (0.48)
 .......................................................................------.........------.......------.......------....
Total distributions                                                     (1.01)             0        (0.36)       (0.55)
 .......................................................................------.........------.......------.......------....
Net asset value end of period                                          $28.88         $27.10       $22.43       $18.59
 .......................................................................======.........======.......======.......======....
Total Return+                                                           10.44%         20.82%       22.60%       32.20%
 .........................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                    $1,000         $  542       $  245       $   46
 ..........................................................................................................................
Ratios to average net assets:
   Total expenses                                                        2.21%          2.25%++      2.17%       2.24%++
 ..........................................................................................................................
   Net investment income                                                (0.14%)        (0.19%)++    (0.06%)      0.30%++
 .........................................................................................................................
Portfolio turnover rate                                                    20%             6%          14%          17%
 ..........................................................................................................................

--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS                                                 CLASS C

                                                                        Year Ended July 31,      Year Ended December 31,
                                                                        ---------------------    ---------------------------
                                                                         1998          1997**        1996      1995*
--------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                    $27.10         $22.43       $18.58      $14.48
 ......................................................................======.........======.......======.......======....
Income from investment operations
Net investment income                                                   (0.02)         (0.02)           0(a)    0.06
 ..........................................................................................................................
Net gains or losses on securities (both realized and unrealized)         2.82           4.69         4.21       4.60
 .......................................................................------.........------.......------.......------....
Total from investment operations                                         2.80           4.67         4.21       4.66
 .......................................................................------.........------.......------.......------....
Less distributions
Dividends (from net investment income)                                     0               0        (0.01)      (0.08)
 ..........................................................................................................................
Distributions (from capital gains)                                      (1.01)             0        (0.35)      (0.48)
 .......................................................................------.........------.......------.......------....
Total distributions                                                     (1.01)             0        (0.36)      (0.56)
 .......................................................................------.........------.......------.......------....
Net asset value end of period                                          $28.89         $27.10       $22.43       $18.58
 .......................................................................======.........======.......======.......======....
Total Return+                                                           10.47%         20.82%       22.60%       32.20%
 ..........................................................................................................................
Ratios/Supplemental Data
Net assets end of period (millions)                                       $50            $24        $10          $20
 ..........................................................................................................................
Ratios to average net assets:
   Total expenses                                                        2.21%          2.25%++      2.17%       2.15%++
 ..........................................................................................................................
   Net investment income                                                (0.13%)        (0.19%)++    (0.06%)      0.35%++
 ..........................................................................................................................
Portfolio turnover rate                                                    20%             6%        14%          17%
 ..........................................................................................................................

** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(a) Less than one cent per share.


                                                   GROWTH AND INCOME FUNDS    29

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------
SMALL CAP                                                           CLASS A
EQUITY INCOME FUND
                                                                     Year Ended July 31,  Year Ended December 31,
                                                                     -------------------  -----------------------
                                                                      1998       1997 **      1996      1995 *
-----------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                 $15.69     $13.10       $11.57     $9.64
 ....................................................................======.....======.......======.....=====.....
Income from investment operations
Net investment income                                                 0.29       0.14#        0.34      0.34
 .................................................................................................................
Net gains or losses on securities (both realized and unrealized)      0.24       2.59         2.13      2.45
 ...................................................................------.....------.......------.....-----.....
Total from investment operations                                      0.53       2.73         2.47      2.79
 ....................................................................------.....------.......------.....-----.....
Less distributions
Dividends (from net investment income)                               (0.28)     (0.13)       (0.34)    (0.37)
 .................................................................................................................
Distributions (from capital gains)                                   (0.19)     (0.01)       (0.60)    (0.49)
 ....................................................................------.....------.......------.....-----.....
Total distributions                                                  (0.47)     (0.14)       (0.94)    (0.86)
 ...................................................................------.....------.......------.....-----.....
Net asset value end of period                                       $15.75     $15.69       $13.10    $11.57
 ....................................................................======.....======.......======.....=====.....
Total Return+                                                         3.24%     20.99%       22.00%    29.50%
 .................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                 $54,142    $4,239        $336      $216
 .................................................................................................................
Ratios to average net assets:
   Total expenses                                                     1.68%      1.71%++      1.75%     1.75%++
 .................................................................................................................
   Net investment income                                              1.95%      1.88%++      3.08%     3.39%++
 ................................................................................................................
Portfolio turnover rate                                                 18%        13%          50%       48%

+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
# Net investment income is based on average shares outstanding during the period.


GROWTH AND INCOME FUNDS    31

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------
SMALL CAP                                                           CLASS B
EQUITY INCOME FUND
                                                                    Year Ended July 31,   Year Ended December 31,
                                                                    -------------------   -----------------------
                                                                      1998      1997 **     1996       1995 *
---------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                 $15.64    $13.09      $11.57     $ 9.64
 ....................................................................======....======......======.....======....
Income from investment operations
Net investment income                                                 0.19      0.08#       0.27       0.28
 ...............................................................................................................
Net gains or losses on securities (both realized and unrealized)      0.22      2.57        2.11       2.43
 ....................................................................------....------......------.....------....
Total from investment operations                                      0.41      2.65        2.38       2.71
 ....................................................................------....------......------.....------....
Less distributions
Dividends (from net investment income)                               (0.19)    (0.09)      (0.26)     (0.29)
 ...............................................................................................................
Distributions (from capital gains)                                   (0.19)    (0.01)      (0.60)     (0.49)
 ....................................................................------....------......------.....------....
Total distributions                                                  (0.38)    (0.10)      (0.86)     (0.78)
 ....................................................................------....------......------.....------....
Net asset value end of period                                       $15.67    $15.64      $13.09     $11.57
 ....................................................................======....======......======.....======....
Total Return+                                                         2.49%    20.37%      21.10%     28.70%
 ..............................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                $130,191    $9,462       $692       $266
 ..............................................................................................................
Ratios to average net assets:
   Total expenses                                                     2.43%     2.46%++     2.50%      2.50%++
 ...............................................................................................................
   Net investment income                                              1.20%     1.12%++     2.39%      2.67%++
 ...............................................................................................................
Portfolio turnover rate                                                 18%       13%         50%        48%


-----------------------------------------------------------------------------------------------------------------
SMALL CAP                                                           CLASS C
EQUITY INCOME FUND
                                                                    Year Ended July 31,   Year Ended December 31,
                                                                    -------------------   -----------------------
                                                                      1998      1997 **     1996       1995 ***
------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                                 $15.63    $13.09      $11.56     $ 9.74
 ....................................................................======....======......======.....======.......
Income from investment operations
Net investment income                                                 0.19      0.10#       0.28       0.28
 ..................................................................................................................
Net gains or losses on securities (both realized and unrealized)      0.22      2.54        2.10       2.33
 ...................................................................------....------......------.....------.......
Total from investment operations                                      0.41      2.64        2.38       2.61
 ....................................................................------....------......------.....------.......
Less distributions
Dividends (from net investment income)                               (0.19)    (0.09)      (0.25)     (0.30)
 ..................................................................................................................
Distributions (from capital gains)                                   (0.19)    (0.01)      (0.60)     (0.49)
 ....................................................................------....------......------.....------.......
Total distributions                                                  (0.38)    (0.10)      (0.85)     (0.79)
 ...................................................................------....------......------.....------.......
Net asset value end of period                                       $15.66    $15.63      $13.09     $11.56
 ...................................................................======....======......======.....======.......
Total Return+                                                         2.49%    20.30%      21.10%     27.30%
 ..................................................................................................................
Ratios/Supplemental Data
Net assets end of period (thousands)                                $26,197    $2,770        $56        $24
 ..................................................................................................................
Ratios to average net assets:
   Total expenses                                                      2.43%    2.45%++     2.50%      2.50%++
 ..................................................................................................................
   Net investment income                                               1.20%    1.20%++     2.33%      2.63%++
 ..................................................................................................................
Portfolio turnover rate                                                  18%      13%         50%        48%

* For the period from January 3, 1995 (commencement of operations for this Class) to December 31, 1995.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*** For the period from January 24, 1995 (commencement of operations for this Class) to December 31, 1995.


                                                   GROWTH AND INCOME FUNDS    31

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



OTHER FUND PRACTICES

The Funds may invest in futures, options and foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a Fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage which may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.


32    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


                                                   GROWTH AND INCOME FUNDS    33

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


34    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


                                                   GROWTH AND INCOME FUNDS    35

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds



Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt

Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth

Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898

Retirement Plan Services

800.247.4075

www.evergreen-funds.com


36    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                              QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------



1 Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a fund's current price, yield and total return
     . buy, redeem or exchange Fund shares

2 Non-retirement account holders
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time to
     . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3 Retirement plan account holders
     Call 1-800-247-4075
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time

4 Information Line for Hearing and Speech
     Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time

5 Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

6 For express, registered, certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

7 Contact us on-line:
     www.evergreen-funds.com

8 Regular communications you'll receive:
     Account Statements -- You'll receive quarterly statements for each Fund you own.

     Confirmation Notices -- We send a
     confirmation of any transaction you make within five days of the transaction.

     Annual and Semi-annual reports -- You'll receive a detailed financial report on your Fund(s) twice a year.

     Tax Forms -- Each January you'll receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

     Evergreen Events -- You'll receive a periodic newsletter published exclusively for
     Evergreen shareholders.

For More Information About the
Evergreen Growth and Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the Commission at 1.800.SEC.0330.


                           Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019


                                                                  (811-08413)
82551                                                              536115 RV4


                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  PERMIT NO. 19
                                                                   HUDSON, MA

[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

201 South College St.
Charlotte, NC 28288

                                  Evergreen
                                                Growth and Income Funds



Evergreen Utility Fund

Evergreen Fund for Total Return

Evergreen Income and Growth Fund

Evergreen Value Fund

Evergreen Growth and Income Fund

Evergreen Small Cap Equity Income Fund

Class Y                               [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

Prospectus, December 1, 1998

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



FUND SUMMARIES:

Evergreen Utility Fund.........................................................2

Evergreen Fund for Total Return................................................4

Evergreen Income and Growth Fund...............................................6

Evergreen Value Fund...........................................................8

Evergreen Growth and Income Fund..............................................10

Evergreen Small Cap
Equity Income Fund............................................................12


GENERAL INFORMATION:

The Funds' Investment Advisors................................................14

The Funds' Portfolio Managers.................................................14

Calculating the Share Price...................................................15

How to Choose an Evergreen Fund...............................................15

Who Can Buy Class Y Shares....................................................15

How to Buy Shares.............................................................16

How to Redeem Shares..........................................................17

Other Services................................................................18

The Tax Consequences of
Investing in the Funds........................................................18

Expenses......................................................................19

Financial Highlights..........................................................20

Other Fund Practices..........................................................23


In general, Funds included in this prospectus seek to provide investors with a combination of capital growth and current income. The proportion of growth versus income varies by Fund. These Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?


[GRAPHIC APPEARS HERE] RISK FACTORS

What are the specific risks for an investor in the Fund?


[GRAPHIC APPEARS HERE] PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?


[GRAPHIC APPEARS HERE] EXPENSES

How much does it cost to invest in the Fund.

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------



Growth and Income Funds


typically rely on one or a combination of the following strategies:

  . investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income;

  . investing a portion of the Fund in bonds and convertible securities to lower overall risk and provide regular income;

  . investing in companies whose stock price is lower than the Fund's managers believe the true, "fundamental" price should be; and

  . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuing company's investment fundamentals begin to deteriorate, or when the investment no longer appears to meet the Fund's investment objective.

may be appropriate for investors who:

  .  can tolerate a moderate decline in the value of their investment;
     and/or

  . want a combination of growth potential and regular dividend income potential.

Following this overview, you will find information on each Growth and Income Fund's specific investment strategies and risks.


Risk Factors For All Mutual Funds

Please remember that mutual fund shares are:

  not guaranteed to achieve their investment goal

 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Growth and Income Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in did not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and dividend paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its investment may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by an issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


                                                   GROWTH AND INCOME FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                 Utility Fund



FUND FACTS:

Goal:
 . High Current Income
 . Moderate Capital Growth

Principal Investments:
 . Stocks and Bonds of Utility Companies

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Capital Management Group

Portfolio Managers:
 . Paul A. DiLella
 . Doris Kelley-Watkins

NASDAQ Symbol:
None

Dividend Payment Schedule:
Monthly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks high current income and moderate capital growth.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests at least 65% of its assets in stocks and investment grade bonds of utility companies (gas, electric, telecommunications). The Fund may also invest up to 35% of its assets in common stocks of non-utility companies, and up to 25% in foreign securities. The Fund's managers consider a number of factors when selecting utility company stocks: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, the value of your investment in the Fund could be negatively affected by adverse developments in the utility industry. These could include decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. Such developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Finally, utility companies typically borrow heavily to support continuing operations. Increases in interest rates could increase utility companies' borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value and total return of your Fund shares.



2    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 2/28/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]


       1988   1989  1990  1991   1992    1993   1994  1995  1996   1997

40%
                                                     31.30
30%
                                                                   29.64
20%

10%
                                                              4.50
0-----------------------------------------------------------------------
                                                -1.60%
-10%



Best Quarter:       4th Quarter 1997          +13.06%
Worst Quarter:      3rd Quarter 1996           -4.50%

*Since inception on 2/28/94 to 12/31/94.

Year to date total return through 9/30/98 is 2.41%.

The next table lists the Fund's average year-by-year return for Class Y shares over the past year and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the S&P Utilities Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P Utilities Index tracks the performance of utility stocks within the larger S&P 500 Index, which are investments similar to the Fund's. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

        Inception                                   Since
           Date       1 year   5 year   10 year   Inception
  Class Y 2/28/94     29.64%     N/A      N/A      15.76%
  S&P 500             19.29%   22.91%   18.48%     23.88%*
  S&P Utilities Index 20.99%   10.82%   13.75%     15.87%*

*From 2/28/94 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses          Class Y

  Maximum sales charge imposed on             None
  purchases (as a % of offering price)

  Maximum deferred sales charge               None
  (as a % of either the redemption amount
  or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*

  Class Y    0.50%     None      0.38%        0.88%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year           $90
  After 3 years         $281
  After 5 years         $488
  After 10 years      $1,084


                                                   GROWTH AND INCOME FUNDS    3

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                             Fund for Total Return



FUND FACTS:

Goal:
 . Total Return

Principal Investments:
 . Large-Cap Common Stocks
 . Other Common Stocks
 . Preferred Stocks and Convertible Securities
 . Bonds
 . Foreign Securities

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Harlan Sonderling

NASDAQ Symbol:
None

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks total return from a combination of capital growth and income.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks of large, established companies (above $5 billion in market capitalization) with a history of paying dividends. The Fund may also invest in low- or non-dividend paying common stocks, preferred stocks and convertible securities, up to 35% of its assets in bonds (including lower credit quality bonds, also known as junk bonds) and up to 50% of its assets in foreign securities. Investment decisions are made using a combination of investment analysis and techniques designed to construct a portfolio that offers a high income stream and low price fluctuation.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.



4    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each year since the Class Y shares' inception on 1/13/97. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]

     1988  1989  1990  1991   1992   1993   1994   1995   1996   1997*

40%

30%
                                                                 21.15
20%

10%

0-----------------------------------------------------------------------

-10%



Best Quarter:       2nd Quarter 1997          +12.16%
Worst Quarter:      4th Quarter 1997           +0.77%

*Since inception on 1/13/97 to 12/31/97.

Year to date total return through 9/30/98 is 0.48%.

The next table lists the Fund's average year-by-year return for Class Y shares since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

        Inception                                 Since
           Date     1 year   5 year   10 year   Inception
  Class Y 1/13/97     N/A      N/A      N/A      21.15%
  S&P 500           19.29%   16.75%   18.48%     25.52%*

*From 1/31/97 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses      Class Y

  Maximum sales charge imposed on        None
  purchases (as a % of offering price)

  Maximum deferred sales charge          None
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses*

  Class Y    0.61%     None      0.35%        0.96%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                    Class Y
After 1 year           $98
After 3 years         $306
After 5 years         $531
After 10 years      $1,178


                                                  GROWTH AND INCOME FUNDS    5

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                            Income and Growth Fund



FUND FACTS:

Goal:
 . Current Income
 . Capital Growth

Principal Investments:
 . Common Stocks
 . Convertible Securities
 Foreign Securities

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Managers:
 . Nola Maddox Falcone
 . Irene O'Neill

NASDAQ Symbol:
EVTRX (Class Y)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks and securities convertible into common stocks that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. Up to 50% of the Fund's assets may be invested in foreign securities and up to 25% in bonds. The Fund focuses on companies the Fund's managers believe are undervalued as a result of a temporary adverse situation and companies where there is a trend of increasing profits and prospects for future growth. In addition, the Fund looks for merger and acquisition candidates.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.



6    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]

          1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

30%
                                                                25.58
                            22.99                   23.86
20%             16.83
          15.74
                                        12.92             12.89
                                  10.03
10%


0       --------------------------------------------------------------


                     -6.30                   -6.42
-10%

Best Quarter:       2nd Quarter 1997          +10.65%
Worst Quarter:      3rd Quarter 1990          -11.12%

Year to date total return through 9/30/98 is -9.79%.

The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Wilshire 5000 Index and the Lipper Income Fund Average. The Wilshire 5000 Index is an unmanaged index tracking the performance of the largest 5000 publicly-traded U.S. stocks, so it includes a broader range of market capitalizations than the S&P 500 Index. The Lipper Income Fund Average represents the average total return of funds included in the Lipper Income Fund category. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

           Inception                                       Since
             Date            1 year   5 year   10 year   Inception

  Class Y   8/31/78          25.58%   13.16%    12.27%     14.75%

  Wilshire 5000              17.05%   21.03%    17.44%     16.16%*

  Lipper Income Fund          8.37%   11.94%    12.45%     13.79%*

 *From 8/31/78 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses      Class Y

  Maximum sales charge imposed on         None
  purchases (as a % of offering price)

  Maximum deferred sales charge           None
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other           Total Fund
             Fees      Fees    Expenses      Operating Expenses*

  Class Y    0.98%     None      0.27%             1.25%

*Actual for the fiscal year ended 7/31/98.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Class Y
 After 1 year          $127
 After 3 years         $397
 After 5 years         $686
 After 10 years      $1,511


                                                   GROWTH AND INCOME FUNDS    7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                  Value Fund



FUND FACTS:

Goal:
 . Long-term Capital Growth
 . Current Income

Principal Investments:
 . Common Stocks
 . Bonds
 . Foreign Securities

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Capital Management Group

Portfolio Manager:
 . Matthew D. Finn

NASDAQ Symbol:
EGVYX (Class Y)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests at least 75% of its assets in stocks of companies that are, in the opinion of the Fund's manager, undervalued according to various financial measurements. Such stocks are theoretically bought at a discount to their true value, thus providing growth opportunity with potentially less downside risk. Value stocks are chosen primarily for their price compared to their growth potential, with income as a secondary consideration. There is no specific limitation on the type or size of company in which the Fund invests. The Fund may also invest in bonds (up to 25% of its assets) and foreign securities (up to 25% of its assets).

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.



8    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y share's inception on 1/3/91. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]

          1988  1989  1990  1991*  1992  1993  1994  1995  1996  1997

 40%
                                                     32.20
 30%                        28.31                                26.00

 20%                                                       19.20
                                         9.70
 10%                               8.31
                                               2.10
  0%      ---------------------------------------------------------------

-10%

Best Quarter:       2nd Quarter 1997          +11.77%
Worst Quarter:      1st Quarter 1994           -2.76%

*Since inception on 1/3/91 to 12/31/91.

Year to date total return through 9/30/98 is -1.60%.

The next table lists the Fund's average year-by-year return for Class Y shares over the past one and five years and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

           Inception                               Since
             Date    1 year   5 year   10 year   Inception

  Class Y   1/3/91  26.00%   17.33%     N/A       17.49%

  S&P 500           19.29%   22.19%    18.48%     20.22%*

*From 1/31/91 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses      Class Y

  Maximum sales charge imposed on         None
  purchases (as a % of offering price)

  Maximum deferred sales charge           None
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management   12b-1     Other           Total Fund
             Fees      Fees    Expenses      Operating Expenses*

  Class Y    0.50%     None      0.25%             0.75%

*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Class Y

After 1 year           $77

After 3 years         $240

After 5 years         $417

After 10 years        $930


                                                   GROWTH AND INCOME FUNDS    9

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                             Growth and Income Fund



FUND FACTS:

Goal:
 . Capital Growth
 . Current Income

Principal Investments:
 . Common Stocks

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio. Managers:
 . Stephen A. Lieber
 . Gary R. Buesser

NASDAQ Symbol:
EVVTX (Class Y)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in stocks of established companies that the Fund's managers believe are undervalued in the marketplace and have a trigger, or catalyst, that will bring the stock's price into line with its actual or potential value. The catalysts may include new products, new management, changes in regulation and/or restructuring potential.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk



10    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]

          1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

 40%
                                                    32.90
                                                                31.25
 30%
         24.55 25.41        25.82                        23.80

 20%

                                 13.84  14.40
 10%
                                              1.70

  0% ------------------------------------------------------------------
                      -4.47

-10%

Best Quarter:       2nd Quarter 1997          +15.57%
Worst Quarter:      3rd Quarter 1990          -13.04%

Year to date total return through 9/30/98 is -7.94%.


The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 400 Index and the Lipper Growth and Income Funds Average. The S&P 400 Index is an unmanaged index tracking the performance of 400 mid-cap publicly-traded U.S. stocks. The Lipper Growth and Income Funds Average represents the performance of growth and income funds tracked by Lipper Analytical Services, an independent fund monitor, and includes investments similar to the Fund's. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

              Inception                                        Since
                Date             1 year   5 year   10 year   Inception
  Class Y     10/15/86           31.25%   20.25%   18.31%      15.76%
  S&P 400                        11.21%   17.56%   18.21%      16.86%*
  Lipper Growth and Inc.         11.36%   18.33%   15.34%      14.04%*

 *From 10/31/86 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses      Class Y

  Maximum sales charge imposed on        None
  purchases (as a % of offering price)

  Maximum deferred sales charge          None
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management     12b-1        Other           Total Fund
             Fees        Fees       Expenses      Operating Expenses*
  Class Y    0.90%       None         0.31%             1.21%


*Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                    Class Y

   After 1 year        $123
   After 3 years       $384
   After 5 years       $665
   After 10 years    $1,466


                                                   GROWTH AND INCOME FUNDS    11

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                                   Small Cap
                              Equity Income Fund



FUND FACTS:

Goal:
 . Current Income
 . Capital Growth

Principal Investments:
 . Small-Cap Common Stocks
 Small-Cap Convertible Preferred Stocks

Class of Shares Offered in This Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio. Manager:
 . Nola Maddox Falcone

NASDAQ Symbol:
ESCEX (Class Y)

Dividend Payment Schedule:
Quarterly


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.


[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The Fund invests primarily in common stocks and convertible preferred stocks of small companies (less than $1 billion in market capitalization). The Fund's manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the manager considers their intrinsic value. The Fund's manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Each of the Evergreen Growth and Income Funds may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk

In addition, your investment will be subject to special risks associated with investing in securities issued by small companies. Smaller, less well-established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also. tend to fluctuate in value more dramatically than those of larger companies.



12    GROWTH AND INCOME FUNDS

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                                    EVERGREEN
--------------------------------------------------------------------------------



[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 10/1/93. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                            [BAR CHART APPEARS HERE]


          1988  1989  1990  1991  1992  1993*  1994  1995  1996  1997

 40

                                                                 33.62
 30
                                                    29.10
                                                           22.40
 20


 10

                                        2.50
  0      -------------------------------------------------------------------
                                              -0.70

-10%

Best Quarter:       3rd Quarter 1997          +13.26%

Worst Quarter:      1st Quarter 1994           -2.07%

*Since inception on 10/1/93 to 12/31/93.

Year to date total return through 9/30/98 is -15.07%.

The next table lists the Fund's average year-by-year return for Class Y shares over the past year and since inception (through 12/31/97). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/97)

                  Inception                                Since
                    Date     1 year   5 year   10 year   Inception
  Class Y         10/1/93    33.62%     N/A       N/A     19.70%
  Russell 2000               22.36%   16.40%    15.77%    15.49%*

 *From 9/30/93 to 12/31/97.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses      Class Y

  Maximum sales charge imposed on         None
  purchases (as a % of offering price)

  Maximum deferred sales charge           None
  (as a % of either the redemption
  amount or initial investment,
  whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management    12b-1       Other           Total Fund
             Fees         Fees      Expenses      Operating Expenses*
  Class Y    1.00%        None        0.43%             1.43%

 *Estimated for the fiscal year ending 7/31/99.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                         Class Y
  After 1 year              $146
  After 3 years             $452
  After 5 years             $782
  After 10 years          $1,713


                                                   GROWTH AND INCOME FUNDS    13

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Growth and Income Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $234 billion in consolidated assets as of 9/30/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:
   . Income and Growth Fund
   . Growth and Income Fund
   . Small Cap Equity Income Fund

EAMC with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $10.7 billion in assets for 19 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
   . Fund for Total Return

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $8.5 billion in assets for 26 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Capital Management Group of First Union National Bank (CMG) is the investment advisor to:
   . Utility Fund
   . Value Fund

CMG has been managing money for over 50 years and currently manages over $32.9 billion in assets for 43 of the Evergreen Funds. CMG is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk
Certain countries in Europe will be converting their different currencies to a single, common currency beginning January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers will need to modify their accounting and recordkeeping systems to handle the new currency. Your investment in the Fund may be adversely affected if these technical modifications are not implemented properly. Also, the conversion to a single currency could impair the markets for securities denominated in the currencies being eliminated, which could also adversely impact your investment.


THE FUNDS' PORTFOLIO MANAGERS

Utility Fund

The day-to-day management of the Fund is handled by Paul A. DiLella and Doris Kelley-Watkins. Each manager has over 18 years of investment management experience. Mr. DiLella joined First Fidelity Bank (which First Union National Bank acquired in 1996) in 1982 as a portfolio manager and has managed the Fund since 1996. Ms. Kelley-Watkins was a utility industry analyst at Merrill Lynch for 20 years before joining CMG as co-manager of the Fund in 1997.

Fund for Total Return
The day-to-day management of the Fund is handled by Harlan Sonderling. Mr. Sonderling has over 12 years of investment management experience. He joined EIMC as Senior Research Analyst in 1996 after four years as an analyst at Putnam. He has managed the Fund since June 1998.

Income and Growth Fund
The day-to-day management of the Fund is handled by Nola Maddox Falcone, who is also President and Co-Chief Executive Officer of EAMC. Ms. Falcone has been the Fund's portfolio manager since its inception in 1978.

Co-manager of the Fund is Irene O'Neill. Ms. O'Neill has over 19 years of investment management experience and has been co-portfolio manager since December 1997. She has been with EAMC since 1981.


14  GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



Value Fund
The day-to-day management of the Fund has been handled by Matthew D. Finn since March 1998. Mr. Finn is Chief Investment Officer of EIMC's Growth and Income Group and has been associated with CMG since March 1998. Previously, he was a portfolio manager with Advantus Capital Management, Inc. from 1994 to 1998 and with Unified Capital Management from 1993 to 1994.

Growth and Income Fund
The day-to-day management of the Fund has been handled by Stephen A. Lieber and Gary R. Buesser since July 1997. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was the founding partner of Lieber & Company in 1969, the original sponsor of the Evergreen Funds. He has been in the investment management business since 1952. Mr. Buesser joined EAMC in 1996 after 15 years of investment experience with Cowen Asset Management and Shearson Lehman Brothers.

Small Cap Equity Income Fund
The day-to-day management of the Fund is handled by Nola Maddox Falcone, President and Co-Chief Executive Officer of EAMC. Ms. Falcone has been the Fund's portfolio manager since its inception in 1993.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.


WHO CAN BUY CLASS Y SHARES

Class Y shares are only offered to:
  Persons who owned shares in a Fund advised by Evergreen Asset Management
   Corp. on or before December 31, 1994.
 .  Certain institutional investors.
 . Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).


                                                    GROWTH AND INCOME FUNDS   15

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                                   Initial     Additional
  Regular Accounts                 $1,000         None
  IRAs                               $250         None
  Systematic Investment Plan          $50         $25


Method           Opening an Account                                              Adding to an Account

By Mail or       . Complete and sign the account application.                    . Make your check payable to
                                                                                     Evergreen Funds.
through          . Make the check payable to Evergreen Funds.                    . Write a note specifying:
an Investment    . Mail the application and your check to the address below:       - the Fund name
Professional          Evergreen Service Company   Overnight Address:               - share class
                      P.O. Box 2121               Evergreen Service Company        - your account number
                      Boston, MA  02106-2121      200 Berkeley St.                 - the name(s) in which the
                                                                                     account is registered.
                                                  Boston, MA  02116              . Mail to the address to the
                                                                                   left or deliver to
                 . Or deliver them to your investment representative (provided     your investment representative.
                   he or she has a broker-dealer arrangement with Evergreen
                   Distributor, Inc.)

By Phone         . Call 1-800-343-2898 to set up an account number and get       . Call the Evergreen Express
                                                                                   Line at
                   wiring instructions (call before 12 noon if you want wired      1-800-346-3858 24 hours a day
                                                                                   or
                   funds to be credited that day).                                 1-800-343-2898 between 8 a.m.
                                                                                   and 6 p.m. Eastern
                 . Instruct your bank to wire or transfer your purchase (they      time, on any business day.
                   may charge a wiring fee).                                     . If your bank account is set up
                                                                                   on file, you can
                 . Complete the account application and mail to:                   request either:
                      Evergreen Service Company   Overnight Address:               - Federal Funds Wire (offers
                                                                                     immediate access
                      P.O. Box 2121               Evergreen Service Company          to funds) or
                      Boston, MA  02106-2121      200 Berkeley St.                 - Electronic transfer through
                                                                                     the Automated
                                                  Boston, MA  02116-5039             Clearing House which avoids
                                                                                     wiring fees.
                 . Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

By Exchange      . You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
                 . You can only exchange shares in the same class.
                 . There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.
                 . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
                 . Exchanges are limited to three per calendar quarter, and five per calendar year.
                 . Exchanges between accounts which do not have identical
                   ownership must be made in writing with a signature guarantee (see below).

Systematic       . You can transfer money automatically from your bank account   . To establish automatic
                                                                                   investing for an existing
Investment         into your Fund on a monthly basis.                              account, call 1-800-343-2898
                                                                                   for an application.
Plan (SIP)       . Initial investment minimum is $50 if you invest at least $25  . The minimum is $25 per month or $75 per quarter.
                   per month with this service.                                  . You can also establish an
                                                                                   investing program
                 . To enroll, check off the box on the account application and     through direct deposit from
                                                                                   your paycheck. Call
                   provide:                                                        1-800-343-2898 for details.
                   - your bank account information
                   - the amount and date of your monthly investment.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


16    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods          Requirements

Call Us          . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                 . This service must be authorized ahead of time, and is only available for regular accounts.*
                 . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
                 . We can either:
                   - wire the proceeds into your bank account (service charges may apply)
                   - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                   - mail you a check.
                 . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                 . See exceptions list below for requests that must be made in writing.

Write Us         . You can mail a redemption request to:  Evergreen Service Company     Overnight Address:
                                                          P.O. Box 2121                 Evergreen Service Company
                                                          Boston, MA  02106-2121        200 Berkeley St.
                                                                                        Boston, MA 02116-5039

                 . Your letter of instructions must:
                   - list the fund name and the account number
                   - indicate the number of shares or dollar value you wish to redeem
                   - be signed by the registered owner(s).
                 . See exceptions list below for requests that must be signature guaranteed.
                 . To redeem from an IRA or other retirement account, call
                   1-800-343-2898 for a special application.

Sell Your        . You may also redeem your shares through participating
Shares in          broker-dealers by delivering a letter as described above to
Person             your broker-dealer.
                 . A fee may be charged for this service.

Systematic       . You can transfer money automatically from your Fund account
Withdrawal         on a monthly or quarterly basis -- without redemption fees.
Plan (SWP)       . The withdrawal can be mailed to you, or deposited directly to your bank account.
                 . The minimum is $75 per month.
                 . The maximum is 1% of your account per month or 3% per
                   quarter.
                 . To enroll, call 1-800-343-2898 for an application.


Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
 . You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


                                                    GROWTH AND INCOME FUNDS   17

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



OTHER SERVICES

Evergreen Express Line

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange shares; find a fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The fund distributes two types of taxable income to you:

 . Dividends. The fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen Growth and Income Fund is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Growth and Income Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998.)


Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.


18    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.


EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's price is calculated, and are expressed as a percentage of the Fund's net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are two things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3%.


                                                   GROWTH AND INCOME FUNDS    19

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class Y share of the Fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund, except for Income and Growth Fund, have been derived from financial information audited by KPMG Peat Marwick LLP, the Funds' independent auditors. Income and Growth Fund's table

--------------------------------------------------------------------------------

UTILITY FUND                                                     CLASS Y

                                                                 Year Ended July 31,      Year Ended December 31,
                                                                 -------------------   ----------------------------
                                                                   1998      1997*       1996      1995     1994**
--------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                 $11.46    $10.58      $10.82     $9.00     $9.51
 ..................................................................======....======......======.....=====.....=====..
Income from investment operations
Net investment income                                               0.46      0.25        0.44      0.47      0.37
 ....................................................................................................................
Net realized and unrealized gains or losses on securities
   and foreign currency related transactions                        1.45      0.88        0.03      2.27    (0.50)
 ..................................................................------....------......------.....-----.....-----..
Total from investment operations                                    1.91      1.13        0.47      2.74    (0.13)
 .................................................................------....------......------.....-----.....-----..
Less distributions
From net investment income                                         (0.48)    (0.25)      (0.43)    (0.47)   (0.38)
 ....................................................................................................................
From net realized gain on securities and foreign currency
   related transactions                                            (1.12)        0       (0.28)    (0.45)        0
 ..................................................................------....------......------.....-----.....-----..
Total distributions                                                (1.60)    (0.25)      (0.71)    (0.92)   (0.38)
 ..................................................................------....------......------.....-----.....-----..
Net asset value end of year                                       $11.77    $11.46      $10.58    $10.82     $9.00
 ..................................................................======....======......======.....=====.....=====..
Total return                                                       17.60%    10.85%       4.50%    31.30%   (1.60%)
 ....................................................................................................................
Ratios/supplemental data
Net assets end of year (thousands)                                $1,695    $1,627      $2,000    $7,791    $5,201
 ...................................................................................................................
Ratios to average net assets:
   Total expenses                                                   0.74%     0.74%+      0.61%    0.54%    0.40%+
 ....................................................................................................................
   Net investment income                                            3.82%     4.06%+      4.01%    4.76%    4.93%+
 ....................................................................................................................
Portfolio turnover data                                               62%       50%         59%      88%     23%
 ....................................................................................................................

+  Annualized.
* For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
** For the period
   from February 28, 1994 (commencement of class operations) to December 31,
   1994.

--------------------------------------------------------------------------------

FUND FOR TOTAL RETURN                                        CLASS Y

                                                             Year Ended July 31,
                                                             -------------------
                                                              1998      1997*
--------------------------------------------------------------------------------
Net asset value beginning of year                            $20.62    $17.74
 .............................................................======....======...
Income from investment operations
Net investment income                                          0.24      0.18
 ................................................................................
Net realized and unrealized gains or losses on
   securities and foreign currency related transactions        2.51      2.86
 .............................................................------....------...
Total from investment operations                               2.75      3.04
 .............................................................------....------...
Less distributions
From net investment income                                    (0.24)    (0.16)
 ................................................................................
From net realized gain on securities and foreign currency
   related transactions                                       (1.52)        0
 .............................................................------....------...
Total distributions                                           (1.76)    (0.16)
 .............................................................------....------...
Net asset value end of year                                  $21.61    $20.62
 .............................................................======....======...
Total return                                                  14.29%    17.22%
 ................................................................................
Ratios/supplemental data
Net assets end of year (thousands)                             $111       $93
 ................................................................................
Ratios to average net assets:
   Total expenses                                              0.93%     1.34%+
 ................................................................................
   Net investment income                                       1.31%     0.79%+
 ................................................................................
Portfolio turnover data                                          66%       41%
 ................................................................................

+ Annualized.
* For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.


20    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



has been audited by PricewaterhouseCoopers LLP, that Fund's independent accountants. Financial highlights for the periods ended prior to December 31, 1996 for the Growth and Income Fund and Small Cap Equity Income Fund were audited by other auditors whose report was unqualified. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------

INCOME AND GROWTH FUND                       CLASS Y



                                                                 Year Ended July 31,    Year Ended January 31,
Year Ended
                                                                 -------------------   ------------------------
                                                                   1998     1997*      1997      1996     1995** March 31, 1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                 $23.98   $21.81     $20.16    $17.28  $18.29    $20.90
 .................................................................======...======.....======....======...======....======.....
Income from investment operations
Net investment income                                               1.02     0.55       1.08      1.10   0.87      1.08
 ..............................................................................................................................
Net realized and unrealized gains or losses on securities
   and foreign currency related transactions                        0.89     2.16       1.66      2.87   (0.55)    (1.41)
 ..................................................................------...------.....------....------...------....------.....
Total from investment operations                                    1.91     2.71       2.74      3.97    0.32     (0.33)
 ..................................................................------...------.....------....------...------....------.....
Less distributions
From net investment income                                         (1.08)   (0.54)     (1.09)    (1.09)  (1.08)    (1.08)
 ..............................................................................................................................
From net realized gain on securities and foreign currency
   related transactions                                            (1.59)       0          0         0   (0.25)    (1.20)
 .................................................................------...------.....------....------...------....------.....
Total distributions                                                (2.67)   (0.54)     (1.09)    (1.09)  (1.33)    (2.28)
 ..................................................................------...------.....------....------...------....------.....
Net asset value end of year                                       $23.22   $23.98     $21.81    $20.16   $17.28     18.29
 ..................................................................======...======.....======....======...======....======.....
Total return                                                        8.16%   12.65%     14.10%    23.50%   1.90%    (2.10)%
 ..............................................................................................................................
Ratios/supplemental data
Net assets end of year (millions)                                   $880     $900       $858      $914    $942    $1,065
 .............................................................................................................................
Ratios to average net assets:
   Total expenses                                                   1.25%    1.20%+     1.18%     1.19%   1.24%+    1.18%
 .............................................................................................................................
   Net investment income                                            4.46%    4.97%+     5.14%     5.70%   5.70%+    5.29%
 .............................................................................................................................
Portfolio turnover rate                                              133%      72%       168%      138%   151%      106%
 .............................................................................................................................

+  Annualized.
* For the six-month period ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
** For the ten-month period ended January 31, 1995. The Fund changed its fiscal year end from March 31 to January 31, effective January 31, 1995.

---------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                                          CLASS Y

                                                                Year Ended July 31,          Year Ended December
31,
                                                                -------------------    ----------------------------------
                                                                   1998     1997*      1996      1995     1994      1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of period                              $24.64    $20.57     $20.45    $16.61   $17.63    $17.11
 .................................................................======....======.....======....======...======....======.....
Income from investment operations
Net investment income                                              0.35      0.25       0.44      0.57    0.56      0.52
 ..............................................................................................................................
From net realized gain on securities and foreign currency
   related transactions                                            1.97      4.03       3.49      4.72   (0.20)     1.12
 .................................................................------....------.....------....------...------....------.....
Total from investment operations                                   2.32      4.28       3.93      5.29    0.36      1.64
 .................................................................------....------.....------....------...------....------.....
Less distributions
From net investment income                                        (0.35)    (0.21)     (0.47)    (0.55)  (0.56)    (0.54)
 ..............................................................................................................................
From net realized gain on securities and foreign currency
   related transactions                                           (4.38)        0      (3.34)    (0.90)  (0.82)    (0.58)
 .................................................................------....------.....------....------...------....------.....
Total distributions                                               (4.73)    (0.21)     (3.81)    (1.45)  (1.38)    (1.12)
 ................................................................------....------.....------....------...------....------.....
Net asset value end of year                                      $22.23    $24.64     $20.57    $20.45   $16.61    $17.63
 .................................................................======....======.....======....======...======....======.....
Total return                                                       9.79%    20.93%     19.20%    32.20%   2.10%     9.70%
 ..............................................................................................................................
Ratios/supplemental data
Net assets end of year (millions)                                  $183    $1,149       $996      $761     $507      $463
 ..............................................................................................................................
Ratios to average net assets:
   Total expenses                                                  0.70%     0.67%+     0.66%     0.65%    0.68%     0.65%
 ..............................................................................................................................
   Net investment income                                           1.47%     1.91%+     2.02%     3.02%    3.21%     2.98%
 .............................................................................................................................
Portfolio turnover rate                                              69%        6%        91%       53%     70%       46%
 ..............................................................................................................................

+  Annualized.
* For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.


                                                   GROWTH AND INCOME FUNDS    21

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND                                          CLASS Y

                                                                 Year Ended July 31,          Year Ended December 31,
                                                                 -------------------  ----------------------------------
                                                                   1998     1997*      1996      1995    1994      1993
---------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                 $27.29   $22.55     $18.64    $14.52   $15.41    $14.18
 ..................................................................======...======.....======....======...======....======..
Income from investment operations
Net investment income                                               0.24     0.11       0.18      0.18    0.14      0.14
 ...........................................................................................................................
Net realized and unrealized gains or losses on
   securities and foreign currency related transactions             2.87     4.73       4.25      4.59    0.12      1.91
 ..................................................................------...------.....------....------...------....------..
Total from investment operations                                    3.11     4.84       4.43      4.77    0.26      2.05
 ..................................................................------...------.....------....------...------....------..
Less distributions
From net investment income                                         (0.20)   (0.10)     (0.17)    (0.17)  (0.14)    (0.14)
 ..........................................................................................................................
From net realized gain on securities and foreign
   currency related transactions                                   (1.01)       0      (0.35)    (0.48)  (1.01)    (0.68)
 ..................................................................------...------.....------....------...------....------..
Total distributions                                                (1.21)   (0.10)     (0.52)    (0.65)  (1.15)    (0.82)
 ..................................................................------...------.....------....------...------....------..
Net asset value end of year                                       $29.19   $27.29     $22.55    $18.64   $14.52    $15.41
 ..................................................................======...======.....======....======...======....======..
Total return                                                       11.56%   21.52%     23.80%    32.90%   1.70%    14.40%
 ...........................................................................................................................
Ratios/supplemental data
Net assets end of year (millions)                                   $801     $616       $442      $141    $73       $77
 ...........................................................................................................................
Ratios to average net assets:
   Total expenses                                                   1.20%    1.21%+     1.16%     1.27%    1.33%     1.26%
 ...........................................................................................................................
   Net investment income                                            0.86%    0.82%+     0.93%     1.11%    0.96%     0.99%
 ..........................................................................................................................
Portfolio turnover rate                                               20%       6%        14%       17%    29%       28%
 ...........................................................................................................................

+  Annualized.
* For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

----------------------------------------------------------------------------------------------------------------------------
SMALL CAP                                                        CLASS Y
EQUITY INCOME FUND
                                                                 Year Ended July 31,          Year Ended December 31,
                                                                 ------------------- ----------------------------------
                                                                   1998      1997*       1996      1995     1994     1993**
-----------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                 $15.71    $13.12      $11.58     $9.70   $10.15    $10.00
 ..................................................................======....======......======.....=====...======....======..
Income from investment operations
Net investment income                                               0.34      0.19#       0.38      0.38    0.34      0.10
 .............................................................................................................................
Net realized and unrealized gains or losses on securities and
   foreign currency related transactions                            0.24      2.56        2.13      2.38   (0.41)     0.15
 .................................................................------....------......------.....-----...------....------..
Total from investment operations                                    0.58      2.75        2.51      2.76   (0.07)     0.25
 .................................................................------....------......------.....-----...------....------..
Less distributions
From net investment income                                         (0.33)    (0.15)      (0.37)    (0.38)  (0.33)    (0.10)
 .............................................................................................................................
From net realized gain on securities and foreign currency
   related transactions                                            (0.19)     0.01       (0.60)    (0.50)  (0.05)        0
 ..................................................................------....------......------.....-----...------....------..
Total distributions                                                (0.52)    (0.16)      (0.97)    (0.88)  (0.38)    (0.10)
 ..................................................................------....------......------.....-----...------....------..
Net asset value end of year                                       $15.77    $15.71      $13.12    $11.58   $9.70    $10.15
 ..................................................................======....======......======.....=====...======....======..
Total return                                                        3.57%    21.09%      22.40%    29.10%  (0.70%)    2.50%
 .............................................................................................................................
Ratios/supplemental data
Net assets end of year (thousands)                               $96,556   $42,374      $8,592    $4,806   $3,613    $2,236
 .............................................................................................................................
Ratios to average net assets:
   Total expenses                                                   1.39%    1.39%+       1.50%     1.50%   1.48%    0.00%+
 .............................................................................................................................
   Net investment income                                            2.23%    2.39%+       3.36%     3.56%   3.72%    4.07%+
 .............................................................................................................................
Portfolio turnover rate                                               18%      13%          50%       48%    9%       15%
 .............................................................................................................................

+  Annualized.
* For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
** For the period from October 1, 1993 (commencement of class operations) to
   December 31, 1993.
# Net investment income is based on average shares outstanding during the period.


22    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------



OTHER FUND PRACTICES

The Funds may invest in futures, options and foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may also invest in other investment companies. This practice may expose a Fund to duplicate expenses and lower its value.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage which may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.


                                                   GROWTH AND INCOME FUNDS    23

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                                 Evergreen Funds



Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt

Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth

Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898

Retirement Plan Services

800.247.4075

www.evergreen-funds.com


24    GROWTH AND INCOME FUNDS

--------------------------------------------------------------------------------
                              QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------



1 Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a fund's current price, yield and
       total return
     . buy, redeem or exchange Fund shares

2 Non-retirement account holders
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time to
     . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3 Retirement plan account holders
     Call 1-800-247-4075
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time

4 Information Line for Hearing and Speech
  Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m.
     Eastern time

5 Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

6 For express, registered, certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

7 Contact us on-line:
     www.evergreen-funds.com

8 Regular communications you'll receive:
     Account Statements -- You'll receive quarterly statements for each Fund you own.

     Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

     Annual and Semi-annual reports -- You'll receive a detailed financial report on your Fund(s) twice a year.

     Tax Forms -- Each January you'll receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

     Evergreen Events -- You'll receive a periodic newsletter published exclusively for Evergreen shareholders.

For More Information About the
Evergreen Growth and Income Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington, DC 20549-6009. This material can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the Commission at 1.800.SEC.0330.


                           Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019

                                                             (811-08413)

82552                                                        536123 RV4


                                                              BULK RATE
                                                            U.S. POSTAGE
                                                                PAID
                                                            PERMIT NO. 19
                                                             HUDSON, MA

[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

201 South College St.
Charlotte, NC 28288

                             EVERGREEN EQUITY TRUST
                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 1998

                     EVERGREEN BLUE CHIP FUND ("BLUE CHIP")
               EVERGREEN GROWTH AND INCOME FUND ("GROWTH/INCOME")
               EVERGREEN INCOME AND GROWTH FUND ("INCOME/GROWTH")
                  EVERGREEN SMALL CAP EQUITY FUND ("SMALL CAP")
                       EVERGREEN UTILITY FUND ("UTILITY")
                         EVERGREEN VALUE FUND ("VALUE")
                 EVEGREEN FUND FOR TOTAL RETURN ("TOTAL RETURN")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS" )

              EACH FUND IS A SERIES OF EVERGREEN EQUITY TRUST (THE
                                   "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated December 1, 1998 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund, and one offering Class Y shares of each Fund except Blue Chip. You may obtain either of these prospectuses by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 1998. You may obtain a copy of the Annual Report at no cost by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................  3
INVESTMENT POLICIES..........................................................  3
OTHER SECURITIES AND PRACTICES...............................................  5
PRINCIPAL HOLDERS OF FUND SHARES.............................................  5
EXPENSES..................................................................... 11
PERFORMANCE.................................................................. 18
SERVICE PROVIDERS............................................................ 20
FINANCIAL STATEMENTS......................................................... 21

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............... 2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................. 2-9
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-10
PERFORMANCE CALCULATIONS....................................................2-13
PRINCIPAL UNDERWRITER.......................................................2-14
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-15
TAX INFORMATION.............................................................2-17
BROKERAGE...................................................................2-20
ORGANIZATION................................................................2-21
INVESTMENT ADVISORY AGREEMENT...............................................2-22
MANAGEMENT OF THE TRUST.....................................................2-23
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-25
ADDITIONAL INFORMATION......................................................2-36

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility will concentrate its investments in utility industries.

         FURTHER EXPLANATION OF CONCENTRATION POLICY: Each Fund except Utility may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility is required to invest at least 65% of its total assets in utility industries.

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase  Agreements
Options
Futures Transactions
Foreign  Securities  (not  applicable to Small Cap and Growth/Income)
Foreign Currency Transactions (not applicable to Small Cap and Growth/Income) High Yield, High Risk Bonds (applicable only to Total Return and Growth/Income) Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of August 31, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of August 31, 1998.




BLUE CHIP CLASS A
NONE

BLUE CHIP CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    7.688%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

BLUE CHIP CLASS C
FIRST UNION BROKERAGE SERVICES                        29.714%
FIRST AFRICAN BAPTIST CHURCH
CLIFTON AND LAURELS AVS
SHARON HILL, PA 19079

STEVE M WILSON TRUSTEE                                6.787%
BONE & JOINT CLINIC PSP
FBO EMPLOYEES
ATTN: SECURITY SERVICES
P.O. BOX 61837
NEW ORLEANS, LA 70161-1837

MLPF&S FOR THE SOLE BENEFIT OF ITS                    6.578%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE,  FL 32246-6484

GROWTH/INCOME  CLASS A
NONE

GROWTH/INCOME  CLASS B
NONE

GROWTH/INCOME CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    25.191%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484
GROWTH/INCOME CLASS Y

FIRST UNION NATIONAL BANK/EB/INT                      47.893%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BK/EB/INT                        26.664%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FLOOR
CMG 1151
CHARLOTTE, NC 28202-1911

INCOME/GROWTH CLASS A
NONE

INCOME/GROWTH CLASS B
NONE

INCOME/GROWTH CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    17.308%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

FUBS & CO. FEBO                                       5.630%
LAST STOP INC.
8661 COLESVILLE ROAD
SILVER SPRING, MD 20910-3933

INCOME/GROWTH CLASS Y
NONE

SMALL CAP CLASS A
MLPF&S FOR THE SOLE BENEFIT OF ITS                    5.691%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

SMALL CAP CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    9.978%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

SMALL CAP CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    27.568%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484
SMALL CAP CLASS Y

FIRST UNION NATIONAL BK/EB/INT                        56.737%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BANK/EB/INT                      24.825%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

CITIBANK NA                                           6.453%
DELTA AIRLINES MASTER TRUST
JOE VILLELLA CITICORP SERVICES
MTCA B3-06, WORLD WIDE SEC. SERV.
CITIBANK CENTER TAMPA
TAMPA, FL 33610

TOTAL RETURN CLASS A
MLPF&S FOR THE SOLE BENEFIT OF ITS                    5.664%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    10.492%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS C
LAVEDNA ELLINGSON                                     15.648%
DOUGLAS ELLINGSON TRUSTEES
LAVEDNA ELLINGSON MARITAL TRUST
U/A DTD 5-1-86
8510 MCCLINTOCK
TEMPE, AZ 85284-2527

MLPF&S FOR THE SOLE BENEFIT OF ITS                    11.422%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS Y
STATE STREET BK AND TRUST CO. TRUST                   26.777%
IRA FBO
KATHERINE ANN MEWHINNEY
2323 FAIRWAY DRIVE
WINSTON SALEM, NC 27103-3653

STATE STREET BANK AND TRUST CO CUSTOMER               16.711%
IRA FBO
KATHY E. CORELLA
3481 KATHRYN STREET
VICKSBURG, MI 49097-1058

STATE STREET BK AND TRUST CO. CUST.                   15.806%
IRA FBO
GLENN WESSEL
15000 SE 13TH COURT
SUNRISE, FL 33326-1923

STATE STREET BANK AND TRST CO CUST                    8.094%
IRA FBO
MIRIAM ERSHKOWITZ
1500 LOCUST ST. APT 2911
PHILADELPHIA, PA 1910-4322

SSB C/F IRA REGULAR                                   6.057%
THOMAS P. CONWAY
129 PILGIM PL.
VALLEY STREAM, NY 11580-5338

STATE STREET BK AND TRUST CO. CUST.                   5.563%
IRA FBO
FRANK TRANES
51 BROOKWOOD DRIVE
WESTPORT, MA 02790-4304

STATE STREET BANK AND TRUST CO.                       5.501%
IRA FBO
RICHARD L. HOPP
53230 SULA DRIVE
SHELBY TOWNSHIP, MI 48315

UTILITY CLASS A
NONE

UTILITY CLASS B
NONE

UTILITY CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    10.778%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

FUBS & CO FEBO                                        7.945%
EVELYN L. SMITH
CREG SMITH
3294 MYRTLE STREET
HAPEVILLE, GA 30354-1418

FUBS & CO FEBO                                        6.842%
THOMAS MCKINNEY AND
LOTTIE MCKINNEY
170 SCOTT BLVD.
TYRONE, GA 30290-9767

FIRST UNION BROKERAGE SERVICES                        6.525%
MAX RAY AND JERALYNE RAY
ROUTE 2 BOX 498
GREENMOUNTAIN, NC 28740-9209
UTILITY CLASS Y

FIRST UNION NATIONAL BANK                             70.058%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910

FIRST UNION NATIONAL BANK                             16.538%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S.TRYON STREET
CHARLOTTE, NC 28202-1910

KHALID IQBAL C/F                                      5.798%
FATIMA KHALID IQBAL
UNIF GIFT MIN ACT KY
401 BOGLE STREET
SOMERSET, KY 42503-2870

VALUE CLASS A
NONE

VALUE CLASS B
NONE

VALUE CLASS C
DONALDSON LUFKIN JENRETTE                             12.256%
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-9998

VALUE CLASS Y
FIRST UNION NATIONAL BANK                             65.570%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
CMG-1151 11TH FLOOR
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910

FIRST UNION NATIONAL BANK                             27.959%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910


                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.) Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Growth/Income, Income/Growth and Small Cap. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:


          AVERAGE DAILY NET ASSETS           FEE
          first $750 million                 1.00%
          next $250 million                  0.90%
          over $1 billion                    0.80%

         The Capital Management Group of First Union National Bank ("CMG") is the investment advisor to Utility and Value. CMG is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Blue Chip. EIMC is entitled to receive from Blue Chip an annual fee based on the Fund's average daily net assets, as follows:



          AVERAGE DAILY NET ASSETS           FEE
          first $100 million                 0.70%
          next $100 million                  0.65%
          next $100 million                  0.60%

          AVERAGE DAILY NET ASSETS           FEE
          next $100 million                  0.55%
          next $100 million                  0.50%
          next $500 million                  0.45%
          next $500 million                  0.40%
          over $1.5 billion                  0.35%

         EIMC is also the investment advisor to Total Return. EIMC is entitled to receive from Total Return an annual fee based on 1.5% of the Fund's gross dividend and interest income plus a percentage of the Fund's average daily net assets, as follows:


          AVERAGE DAILY NET ASSETS           FEE
          first $100 million                 0.60%
          next $100 million                  0.55%
          next $100 million                  0.50%
          next $100 million                  0.45%
          next $100 million                  0.40%
          next $500 million                  0.35%
          over $1 billion                    0.30%


Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.


FISCAL PERIOD/FUND                 ADVISORY FEE               WAIVER

PERIODS ENDED 1998

Blue Chip (1)                       $2, 052,676                 -0-
Growth/Income (2)                   $16,275,918                 -0-
Income/Growth (2)                   $9,685,921                  -0-
Small Cap (2)                       $2,055,006                  -0-
Total Return (2)                    $1,062,354                  -0-
Utility (2)                         $704,533                 $204,617
Value (2)                           $7,023,408                  -0-

PERIODS ENDED 1997

Blue Chip (3)                       $1,794,364                  -0-

FISCAL PERIOD/FUND                 ADVISORY FEE               WAIVER

Growth/Income (4)                   $5,736,248                  -0-
Income/Growth (5)                   $4,371,784                  -0-
Income/Growth (6)                   $8,823,541                  -0-
Small Cap (4)                       $180,153                 $35,183
Total Return (7)                    $546,092                    -0-
Utility (4)                         $382,537                 $146,640
Value (4)                           $4,753,235                  -0-

PERIODS ENDED 1996

Blue Chip (8)                       $1,492,757                  -0-
Growth/Income (9)                   $5,287,338                $5,000
Income/Growth (10)                  $9,343,195                  -0-
Small Cap (9)                       $63,333                   $63,333
Total Return (11)                   $448,266                    -0-
Utility (9)                         $725,733                  $396,483
Value (9)                           $6,950,730                  -0-

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


FISCAL PERIOD/FUND                 TOTAL PAID TO ALL        TOTAL PAID TO
                                   BROKERS                  LIEBER
PERIODS ENDED 1998

Blue Chip (1)                         $722,562                   -0-
Growth/Income (2)                     $1,527,103              $1,460,628

FISCAL PERIOD/FUND                 TOTAL PAID TO ALL        TOTAL PAID TO
                                   BROKERS                  LIEBER

Income/Growth (2)                     $2,839,407              $1,762,628
Small Cap (2)                         $382,504                $305,340
Total Return (2)                      $247,967                   -0-
Utility (2)                           $255,495                   -0-
Value (2)                             $2,277,475                  -0-

PERIODS ENDED 1997

Blue Chip (3)                         $656,022                   -0-
Growth/Income (4)                     $412,968                $348,590
Income/Growth (5)                     $1,575,483              $1,066,378
Income/Growth (6)                     $3,529,313              $2,835,293
Small Cap (4)                         $74,018                 $61,390
Total Return (7)                      $153,935                   -0-
Utility (4)                           $220,091                   -0-
Value (4)                             $273,045                   -0-

PERIODS ENDED 1996

Blue Chip (8)                         $684,496                   -0-
Growth/Income (9)                     $519,064                 $429,888
Income/Growth (10)                    $3,255,068                 -0-
Small Cap (9)                         $14,647                  $13,246
Total Return (11)                     $227,013                   -0-
Utility (9)                           $323,978                   -0-
Value (9)                             $3,164,292                 -0-

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended July 31, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


FUND                          PERCENTAGE OF                 PERCENTAGE OF
                              COMMISSIONS TO                COMMISSIONABLE
                              LIEBER & COMPANY              TRANSACTIONS THROUGH
                                                            LIEBER & COMPANY

Growth/Income                 95.65%                        91.92%
Income/Growth                 62.08%                        43.68%
Small Cap                     79.83%                        68.15%

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.



FISCAL PERIOD/FUND            TOTAL UNDERWRITING            UNDERWRITING
                              COMMISSIONS                   COMMISSIONS RETAINED
PERIODS ENDED 1998

Blue Chip (1)                  $1,989,997                     $23,620
Growth/Income (2)              $20,963,554                    $603,197
Income/Growth (2)              $649,901                       $26,252
Small Cap (2)                  $6,344,098                     $182,887
Total Return (2)               $849,763                       $30,676
Utility (2)                    $327,363                       $13,944

FISCAL PERIOD/FUND            TOTAL UNDERWRITING            UNDERWRITING
                              COMMISSIONS                   COMMISSIONS RETAINED

Value (2)                        $2,716,315                    $109,283

PERIODS ENDED 1997

Blue Chip (3)                    $1,017,961                    $363,862
Growth/Income (4)                $1,796,199                    $169,177
Income/Growth (5)                $41,996                       $4,196
Income/Growth (6)                $187,403                      $20,208
Small Cap (4)                    $72,045                       $8,281
Total Return (7)                 $128,762                      $7,709
Utility (4)                      $15,633                       $1,789
Value (4)                        $479,927                      $51,343

PERIODS ENDED 1996

Blue Chip (8)                    $1,415,505                    $334,606
Growth/Income (9)                $1,473,258                    $158,858
Income/Growth (10)               $98,890                       $10,733
Small Cap (9)                    $3,568                        $340
Total Return (11)                $355,043                     ($595,877)
Utility (9)                      $74,988                       $7,857
Value (9)                        $522,573                      $56,609

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.



                     CLASS A                             CLASS B                              CLASS C
  FUND
===================
                     DISTRIBUTION      SERVICE           DISTRIBUTION      SERVICE            DISTRIBUTION      SERVICE
                     FEES              FEES              FEES              FEES               FEES              FEES
                     ================  ================= ================= =================  ================= =================
Blue Chip*                 -0-            $367,809          $902,416          $357,527            $797             $265
Growth/Income              -0-            $597,754          $5,917,672        $1,972,557          $283,053         $94,351

Income/Growth              -0-             $34,738           $390,031         $130,010            $8,479           $2,826
Small Cap                  -0-             $80,328           $563,006         $192,173            $114,856         $38,286
Total Return               -0-             $124,034          $759,037         $253,028            $160,743         $53,698
Utility                    -0-             $243,362          $310,023         $103,341            $3,149           $1,050
Value                      -0-             $1,088,998        $2,316,295       $772,098            $25,812          $8,604

*Eleven months ended 7/31/98

Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended July 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


                                                           TOTAL COMPENSATION
                               AGGREGATE                   FROM TRUST AND FUND
                           COMPENSATION FROM                COMPLEX PAID TO
TRUSTEE                          TRUST                         TRUSTEES**

Laurence B. Ashkin              $28,558                          $71,260
Charles A. Austin, III          $23,408                          $58,883
K. Dun Gifford                  $22,100                          $56,104
James S. Howell                 $37,630                          $98,463
Leroy Keith Jr.                 $22,862                          $57,584
Gerald M. McDonnell             $30,905                          $76,283
Thomas L. McVerry               $32,869                          $82,742
William Walt Pettit             $28,025                          $68,625
David M. Richardson             $22,954                          $57,551
Russell A. Salton, III          $30,960                          $77,675
Michael S. Scofield             $33,464                          $86,639

                               AGGREGATE                   TOTAL COMPENSATION
TRUSTEE                    COMPENSATION FROM               FROM TRUST AND FUND
                                 TRUST                       COMPLEX PAID TO
                                                               TRUSTEES**

Richard J. Shima                $26,977                          $68,684
Robert J. Jeffries*              $3,114                          $24,706
Foster Bam*                      $5,353                          $48,683

                  *Former Trustee; retired as of December 31, 1997.
                  **Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended July 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $6,387
                  McVerry           $82,742
                  Howell            $72,753
                  Salton            $77,675
                  Petit             $68,625
                  McDonnell         $76,283
                  Scofield          $18,953


                               PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


FUND/CLASS             ONE YEAR               FIVE YEARS             TEN YEARS OR           INCEPTION DATE
                                                                     SINCE INCEPTION
BLUE CHIP
Class A                N/A                    N/A                    6.00%                  1/20/98
Class B                10.14%                 17.29%                 14.35%                 9/11/35
Class C                N/A                    N/A                    8.80%                  1/22/98

GROWTH/INCOME
Class A                5.97%                  N/A                    23.25%                 1/3/95
Class B                5.44%                  N/A                    23.57%                 1/3/95
Class C                9.47%                  N/A                    24.08%                 1/3/95
Class Y                11.56%                 19.25%                 16.75%                 10/15/86




                                                        18




FUND/CLASS             ONE YEAR               FIVE YEARS             TEN YEARS OR           INCEPTION DATE
                                                                     SINCE INCEPTION
INCOME/GROWTH
                       2.80%                  N/A                    14.85%                 1/3/95
Class A
Class B                2.29%                  N/A                    14.99%                 1/3/95
Class C                6.16%                  N/A                    15.56%                 1/3/95
Class Y                8.16%                  10.90%                 10.78%                 8/31/78

SMALL CAP
Class A               (1.66%)                 N/A                    19.30%                 1/3/95
Class B               (2.51%)                 N/A                    19.51%                 1/3/95
Class C                1.49%                  N/A                    20.01%                 1/24/95
Class Y                3.57%                  N/A                    15.62%                 10/1/93

TOTAL RETURN
Class A                8.44%                  16.45%                 14.65%                 4/14/87
Class B                8.01%                  16.45%                 15.84%                 2/1/93
Class C                11.99%                 16.65%                 15.95%                 2/1/93
Class Y                14.29%                 N/A                    20.80%                 1/13/97

UTILITY
Class A                11.73%                 N/A                    10.72%                 1/4/94
Class B                11.31%                 N/A                    10.79%                 1/4/94
Class C                15.31%                 N/A                    14.25%                 9/2/94
Class Y                17.60%                 N/A                    13.70%                 2/28/94

VALUE
Class A                4.35%                  16.19%                 14.71%                 4/12/85
Class B                4.18%                  16.30%                 15.41%                 2/2/93
Class C                7.83%                  N/A                    18.64%                 9/2/94
Class Y                9.79%                  17.62%                 16.85%                 1/3/91

                         COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."


                                                    PER SHARE     OFFERING PRICE
FUND                    DATE           NAV         SALES CHARGE     PER SHARE
===================== ==========  ==============  ==============  ==============
BLUE CHIP             7/31/98        $30.42            4.75%        $31.94
GROWTH/INCOME         7/31/98        $29.14            4.75%        $30.59
INCOME/GROWTH         7/31/98        $23.19            4.75%        $24.35
SMALL CAP             7/31/98        $15.75            4.75%        $16.54
UTILITY               7/31/98        $11.76            4.75%        $12.35
VALUE                 7/31/98        $22.23            4.75%        $23.34
TOTAL RETURN          7/31/98        $21.65            4.75%        $22.73




                             SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator for Utility and Value, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:


     ASSETS                   FEE
     first $7 billion         0.050%
     next $3 billion          0.035%
     next $5 billion          0.030%
     next $10 billion         0.020%
     next $5 billion          0.015%
     over $30 billion         0.010%

         EIS also provides facilities, equipment and personnel to Blue Chip, Growth/Income, Income/Growth, Small Cap and Total Return on behalf of the investment advisor. Blue Chip and Total Return reimburse EIS for providing such services.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O.
Box 2121, Boston, Massachusetts 02106-2121.

         The Fund pays ESC an annual fees as follows:


FUND TYPE                        ANNUAL FEE      ANNUAL FEE
                                  PER OPEN       PER CLOSED
                                  ACCOUNT          ACCOUNT

Monthly Dividend Funds             $25.50           $9.00
----------------------             ------           -----
Quarterly Dividend Funds           $24.50           $9.00
------------------------           ------           -----
Semiannual Dividend Funds          $23.50           $9.00
-------------------------          ------           -----
Annual Dividend Funds              $23.50           $9.00
---------------------              ------           -----
Money Market Funds                 $25.50           $9.00
------------------                 ------           -----

Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund except Income/Growth.

Independent Accountants

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of Income/Growth.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under "Other Securities and Practices" in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, bankers' acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. EVERGREEN FUND FOR TOTAL RETURN may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

      (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

      (ii)   Farmers Home Administration;

      (iii)  Federal Home Loan Banks;

      (iv)   Federal Home Loan Mortgage Corporation;

      (v)    Federal National Mortgage Association; and

      (vi)   Student Loan Marketing Association.


                                                        2- 1

     Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

       The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

       Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at

                                                        2- 2
least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.


                                                        2- 3

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage

                                                        2- 4
market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily NAV the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign

                                                        2-5
governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are

                                                        2-6
more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.




                                                        2-7

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency orinstrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

                                                        2-8

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

         The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

  REDEMPTION TIMING                                                  CDSC RATE

  Month of purchase and the first twelve-month
  period following the month of purchase.................................5.00%
  Second twelve-month period following the month of purchase.............4.00%
  Third twelve-month period following the month of purchase..............3.00%
  Fourth twelve-month period following the month of purchase.............3.00%
  Fifth twelve-month period following the month of purchase..............2.00%
  Sixth twelve-month period following the month of purchase..............1.00%
  Thereafter.............................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at NAV

                                                        2-9
without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of CMG, EAMC, EIMC, Meridian Investment Company, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

       The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1" below). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                      SALES CHARGE WAIVERS AND REDUCTIONS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.




                                                        2-10

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at NAV without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.



                                                        2-11

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate NAV of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                                        2-12

Calculation of NAV

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the following days the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                               n
                         P(1+T) =ERV


P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000



                            2-13

Current, Effective and Tax-equivalent Yields

         The Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = Beginning Account Value x 365/7

         Effective Yield = [(1 + Total Dividend for 7 days) 365/7]-1

         Yield fluctuations may reflect changes in the Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since the Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. The Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments the Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         A tax-equivalent yield is calculated, reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes. The following formula is used:

         Tax-Equivalent Yield =   Effective Yield
                              ----------------------
                               1 - Federal Tax Rate


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.




                                                        2-14

                     DISTRIBUTION EXPENSES UNDER RULE 12B-1

         The Fund bears some of the costs of selling its Class A, Class B and, if applicable, Class C shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B and, if applicable, Class C Shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


    Class A         0.75%*
    Class B         1.00%
    Class C         1.00%

   *Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


     Class A         0.25%*
     Class B         1.00%
     Class C         1.00%

   *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.



                                                        2-15

         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder

                                                        2-16
accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.


                                                        2-17

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

       To  calculate   ordinary   income  for  federal   income  tax   purposes,
shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.




                                                        2-18

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

       Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income

                                                        2-19
tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securites, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

                                                        2-20

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services an investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the individual Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of NAV applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the

                                                        2-21
purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement")
 . Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6)
issue  and  transfer  taxes;   (7)  applicable  costs  and  expenses  under  the
Distribution Plan (as described below) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing

                                                        2-22
and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings;
(13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.


                                                        2-23




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Director, Executive Vice President and
                                                                     Treasurer, State Street Research & Management
                                                                     Company (investment advice); Director, The
                                                                     Andover Companies (Insurance); and Trustee,
                                                                     Arthritis Foundation of New England.

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting)

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total Return Fund and Equifax, Inc.; Trustee of
                                                                     Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                     and The Phoenix Big Edge Series Fund; and former
                                                                     President, Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation (manufacturing); and former Director
                                                                     of Carolina Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.


                                                        2-24




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, EAMC/First Union Bank;
                                                                     former Senior Tax Consulting/Acting Manager,
                                                                     Investment Companies Group,
                                                                     PricewaterhouseCoopers LLP, New York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.

Michael H. Koonce                    Secretary                       Senior Vice President and Assistant General
(DOB: 4/20/60)                                                       Counsel, First Union Corporation; former Senior
                                                                     Vice President and General Counsel, Colonial
                                                                     Management Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                       CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar

                                                        2-25
among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P               FITCH             CREDIT QUALITY
================= ================= ================  ==================================================
Aaa               AAA               AAA               Excellent Quality (lowest risk)
Aa                AA                AA                Almost Excellent Quality (very low risk)
A                 A                 A                 Good Quality (low risk)
Baa               BBB               BBB               Satisfactory Quality (some risk)
Ba                BB                BB                Questionable Quality (definite risk)
B                 B                 B                 Low Quality (high risk)
Caa/Ca/C          CCC/CC/C          CCC/CC/C          In or Near Default
                  D                 DDD/DD/D          In Default
================= ================= ================  ==================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated BAA are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated BA are judged to have speculative elements; their future cannot be

                                                        2-26
considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS, 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO Caa. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER 2 INDICATES A MID-RANGE RAKING AND THE MODIFIER 3 INDICATES THAT THE COMPANY RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.


S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to

                                                        2-27
meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch Corporate Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly

                                                        2-28
as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.



                                                        2-29

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                                                        2-30

D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

AAA Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO B. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING

24387
                                              2-31

CATEGORY;  THE  MODIFIER 2  INDICATES  A  MID-RANGE  RAKING  AND THE  MODIFIER 3
INDICATES  THAT  THE  COMPANY  RANKS  IN THE  LOWER  END OF ITS  GENERIC  RATING
CATEGORY.


S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or
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minus sign to show relative standing within the major rating categories.



Fitch Municipal Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS


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Moody's Municipal Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


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A-2 Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.




                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including

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                                                      2-35
the right to impose or change fees for services provided.

       No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.
         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

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                                            2-36